Quarterly Report

December 31, 2020

State Street Institutional Funds

State Street Institutional Funds

Quarterly Report

December 31, 2020

Table of Contents (Unaudited)

State Street Institutional U.S. Equity Fund

Schedule of Investments	December 31, 2020 (Unaudited)

	Number of Shares	Fair Value
Common Stock – 97.6% †

Aerospace & Defense – 0.5%
Raytheon Technologies Corp.	39,136	$2,798,615

Air Freight & Logistics – 0.5%
United Parcel Service Inc., Class B	15,792	2,659,373

Apparel Retail – 1.3%
Ross Stores Inc.	54,103	6,644,389

Application Software – 2.0%
Adobe Inc.	7,758	3,879,931	(a)
Intuit Inc.	2,693	1,022,936
salesforce.com Inc.	21,473	4,778,387	(a)
Splunk Inc.	6,362	1,080,840	(a)
		10,762,094

Asset Management & Custody Banks – 0.3%
The Blackstone Group Inc., Class A	27,021	1,751,231

Automotive Retail – 0.5%
O’Reilly Automotive Inc.	6,006	2,718,135	(a)

Biotechnology – 1.0%
BioMarin Pharmaceutical Inc.	28,791	2,524,683	(a)
Vertex Pharmaceuticals Inc.	10,836	2,560,980	(a)
		5,085,663

Building Products – 1.4%
Allegion PLC	8,662	1,008,083
Trane Technologies PLC	43,535	6,319,541
		7,327,624

Cable & Satellite – 1.6%
Charter Communications Inc., Class A	7,794	5,156,121	(a)
Comcast Corp., Class A	67,606	3,542,554
		8,698,675

Construction Materials – 0.9%
Martin Marietta Materials Inc.	17,384	4,936,535

Data Processing & Outsourced Services – 4.0%
Fidelity National Information Services Inc.	14,749	2,086,393
Mastercard Inc., Class A	16,367	5,842,037
PayPal Holdings Inc.	3,124	731,641	(a)
Visa Inc., Class A	57,737	12,628,814
		21,288,885

Diversified Banks – 2.9%
JPMorgan Chase & Co.	118,780	15,093,375

Diversified Support Services – 0.3%
Cintas Corp.	5,093	1,800,172

Electric Utilities – 1.0%
American Electric Power Company Inc.	3,048	253,807
NextEra Energy Inc.	64,924	5,008,887
		5,262,694

Electronic Components – 2.4%
Amphenol Corp., Class A	40,881	5,346,008
Corning Inc.	203,845	7,338,420
		12,684,428

Electronic Equipment & Instruments – 0.6%
Keysight Technologies Inc.	22,890	3,023,540	(a)

Environmental & Facilities Services – 1.0%
Waste Management Inc.	45,822	5,403,788

Financial Exchanges & Data – 2.2%
CME Group Inc.	31,373	5,711,455
MSCI Inc.	2,210	986,831
S&P Global Inc.	11,149	3,665,011
Tradeweb Markets Inc., Class A	16,974	1,060,026
		11,423,323

Footwear – 0.8%
NIKE Inc., Class B	31,692	4,483,467

Healthcare Equipment – 3.3%
Becton Dickinson & Co.	15,733	3,936,712

	Number of Shares	Fair Value
Boston Scientific Corp.	269,776	$9,698,447	(a)
Medtronic PLC	34,216	4,008,062
		17,643,221

Healthcare Facilities – 0.6%
HCA Healthcare Inc.	18,159	2,986,429

Healthcare Services – 0.9%
Cigna Corp.	16,805	3,498,465
Quest Diagnostics Inc.	9,974	1,188,602
		4,687,067

Home Improvement Retail – 1.8%
Lowe’s Companies Inc.	48,700	7,816,837
The Home Depot Inc.	5,983	1,589,204
		9,406,041

Hotels, Resorts & Cruise Lines – 0.2%
Marriott International Inc., Class A	8,697	1,147,308

Household Products – 1.6%
Colgate-Palmolive Co.	27,397	2,342,717
The Procter & Gamble Co.	42,925	5,972,585
		8,315,302

Hypermarkets & Super Centers – 0.5%
Walmart Inc.	18,723	2,698,920

Industrial Conglomerates – 2.3%
Honeywell International Inc.	43,662	9,286,907
Roper Technologies Inc.	6,383	2,751,648
		12,038,555

Industrial Gases – 0.9%
Air Products & Chemicals Inc.	17,228	4,707,034

Industrial Machinery – 0.5%
Xylem Inc.	24,349	2,478,485

Insurance Brokers – 0.3%
Marsh & McLennan Companies Inc.	13,014	1,522,638

Integrated Oil & Gas – 0.7%
Chevron Corp.	29,065	2,454,540
Exxon Mobil Corp.	35,601	1,467,473
		3,922,013

Integrated Telecommunication Services – 0.4%
AT&T Inc.	65,514	1,884,183

Interactive Home Entertainment – 0.3%
Activision Blizzard Inc.	15,445	1,434,068	(b)

Interactive Media & Services – 6.7%
Alphabet Inc., Class A	8,565	15,011,361	(a)
Alphabet Inc., Class C	3,991	6,991,753	(a)
Facebook Inc., Class A	47,854	13,071,799	(a)
		35,074,913

Internet & Direct Marketing Retail – 4.9%
Amazon.com Inc.	7,882	25,671,122	(a)

IT Consulting & Other Services – 0.4%
Accenture PLC, Class A	7,666	2,002,436	(b)

Life Sciences Tools & Services – 1.2%
IQVIA Holdings Inc.	34,005	6,092,676	(a)

Managed Healthcare – 1.7%
Centene Corp.	79,671	4,782,650	(a)
UnitedHealth Group Inc.	12,041	4,222,538
		9,005,188

Movies & Entertainment – 2.3%
Netflix Inc.	3,416	1,847,134	(a)
The Walt Disney Co.	56,397	10,218,008	(a)
		12,065,142

Multi-Line Insurance – 0.2%
American International Group Inc.	35,134	1,330,173

Multi-Sector Holdings – 1.1%
Berkshire Hathaway Inc., Class B	25,046	5,807,416	(a)

Multi-Utilities – 2.0%
CMS Energy Corp.	36,473	2,225,218
Sempra Energy	63,627	8,106,716
		10,331,934

State Street Institutional U.S. Equity Fund

Schedule of Investments	December 31, 2020 (Unaudited)

	Number of Shares	Fair Value

Oil & Gas Equipment & Services – 0.5%
Schlumberger N.V.	129,136	$2,819,039

Oil & Gas Exploration & Production – 0.9%
ConocoPhillips	86,327	3,452,217
Pioneer Natural Resources Co.	12,606	1,435,697
		4,887,914

Packaged Foods & Meats – 1.4%
Mondelez International Inc., Class A	125,217	7,321,438

Personal Products – 0.4%
The Estee Lauder Companies Inc., Class A	8,551	2,276,191

Pharmaceuticals – 4.7%
Bristol-Myers Squibb Co.	60,238	3,736,563
Elanco Animal Health Inc.	178,495	5,474,442	(a)
Johnson & Johnson	19,258	3,030,824
Merck & Company Inc.	123,181	10,076,206
Viatris Inc.	118,852	2,227,286	(a)
		24,545,321

Property & Casualty Insurance – 1.3%
Chubb Ltd.	39,689	6,108,931
The Progressive Corp.	7,956	786,689
		6,895,620

Railroads – 0.7%
Union Pacific Corp.	17,357	3,614,075

Regional Banks – 3.1%
First Republic Bank	56,730	8,335,339
Regions Financial Corp.	265,499	4,279,844
SVB Financial Group	9,916	3,845,722	(a)
		16,460,905

Restaurants – 0.9%
Domino’s Pizza Inc.	3,275	1,255,832
McDonald’s Corp.	15,481	3,321,913
		4,577,745

Semiconductor Equipment – 1.8%
Applied Materials Inc.	108,355	9,351,037

Semiconductors – 4.4%
Intel Corp.	12,121	603,868
NVIDIA Corp.	11,903	6,215,747
QUALCOMM Inc.	66,576	10,142,188
Texas Instruments Inc.	38,902	6,384,985
		23,346,788

	Number of Shares	Fair Value

Soft Drinks – 1.6%
PepsiCo Inc.	57,097	$8,467,485

Specialized REITs – 1.2%
American Tower Corp.	27,577	6,189,933	(b	)

Specialty Chemicals – 0.7%
DuPont de Nemours Inc.	35,544	2,527,534
Ecolab Inc.	5,519	1,194,091
		3,721,625

Specialty Stores – 0.1%
Tractor Supply Co.	2,147	301,825

Systems Software – 6.9%
Microsoft Corp.	133,887	29,779,146
Oracle Corp.	50,362	3,257,918
ServiceNow Inc.	6,321	3,479,268	(a	)
		36,516,332

Technology Hardware, Storage & Peripherals – 5.4%
Apple Inc.	213,778	28,366,203

Trading Companies & Distributors – 1.2%
United Rentals Inc.	27,875	6,464,491	(a	)

Trucking – 0.1%
Lyft Inc., Class A	6,292	309,126	(a	)

Wireless Telecommunication Services – 0.3%
T-Mobile US Inc.	12,941	1,745,094	(a	)

Total Common Stock (Cost $321,102,051)		514,276,457
Short-Term Investments – 2.2%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.05% (Cost $11,417,861)	11,417,861	11,417,861	(b,c,d	)

Total Investments (Cost $332,519,912)		525,694,318

Other Assets and Liabilities, net – 0.2%		998,118

NET ASSETS – 100.0%		$526,692,436

Other Information:

The Fund had the following long futures contracts open at December 31, 2020:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
S&P 500 E-mini Index Futures	March 2021	44	$8,157,144	$8,247,360	$90,216

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	At December 31, 2020, all or a portion of this security was pledged to cover collateral requirements for current or potential holdings of futures.
(c)	Coupon amount represents effective yield.
(d)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of December 31, 2020.
*	Less than 0.05%.

State Street Institutional U.S. Equity Fund

Schedule of Investments	December 31, 2020 (Unaudited)

Abbreviations:

REIT	Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2020:

Fund	Investments	Level 1	Level 2	Level 3	Total
State Street Institutional U.S. Equity Fund	Investments in Securities
	Common Stock	$514,276,457	$—	$—	$514,276,457
	Short-Term Investments	11,417,861	—	—	11,417,861

	Total Investments in Securities	$525,694,318	$—	$—	$525,694,318

	Other Financial Instruments
	Long Futures Contracts - Unrealized Appreciation	$90,216	$—	$—	$90,216

Affiliate Table

	Number of Shares Held at 9/30/20	Value At 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,363,497	$5,363,497	$16,963,180	$10,908,816	$—	—	11,417,861	$11,417,861	1,222

State Street Institutional Premier Growth Equity Fund

Schedule of Investments	December 31, 2020 (Unaudited)

	Number of Shares	Fair Value
Common Stock – 96.8% †

Apparel Retail – 1.6%
Ross Stores Inc.	11,681	$1,434,544

Application Software – 3.8%
salesforce.com Inc.	10,034	2,232,866	(a	)
Splunk Inc.	6,809	1,156,781	(a	)
		3,389,647

Biotechnology – 5.0%
Alexion Pharmaceuticals Inc.	11,149	1,741,920	(a	)
BioMarin Pharmaceutical Inc.	12,455	1,092,179	(a	)
Vertex Pharmaceuticals Inc.	6,529	1,543,064	(a	)
		4,377,163

Building Products – 0.7%
Trane Technologies PLC	4,260	618,382

Cable & Satellite – 1.8%
Charter Communications Inc., Class A	2,362	1,562,581	(a	)

Data Processing & Outsourced Services – 7.8%
Fidelity National Information Services Inc.	10,651	1,506,690
Mastercard Inc., Class A	4,286	1,529,845
Visa Inc., Class A	17,634	3,857,085
		6,893,620

Electronic Components – 1.6%
Corning Inc.	39,883	1,435,788

Financial Exchanges & Data – 2.8%
CME Group Inc.	6,496	1,182,597
S&P Global Inc.	4,020	1,321,494
		2,504,091

Healthcare Equipment – 3.7%
Boston Scientific Corp.	54,390	1,955,321	(a	)
Intuitive Surgical Inc.	1,613	1,319,595	(a	)
		3,274,916

Home Improvement Retail – 2.6%
Lowe’s Companies Inc.	14,082	2,260,302

Industrial Conglomerates – 2.0%
Honeywell International Inc.	8,118	1,726,699

Interactive Media & Services – 11.1%
Alphabet Inc., Class A	845	1,480,981	(a	)
Alphabet Inc., Class C	2,366	4,144,948	(a,b	)
Facebook Inc., Class A	15,191	4,149,573	(a	)
		9,775,502

Internet & Direct Marketing Retail – 7.7%
Alibaba Group Holding Ltd. ADR	4,518	1,051,474	(a	)
Amazon.com Inc.	1,768	5,758,252	(a,b	)
		6,809,726

Managed Healthcare – 2.5%
UnitedHealth Group Inc.	6,239	2,187,893

Movies & Entertainment – 1.8%
The Walt Disney Co.	8,774	1,589,673	(a	)

Pharmaceuticals – 2.1%
Elanco Animal Health Inc.	59,153	1,814,223	(a	)

	Number of Shares	Fair Value

Regional Banks – 1.3%
First Republic Bank	7,712	$1,133,124

Restaurants – 1.0%
Domino’s Pizza Inc.	2,220	851,281

Semiconductor Equipment – 3.5%
Applied Materials Inc.	36,119	3,117,070

Semiconductors – 5.7%
NVIDIA Corp.	4,396	2,295,591
QUALCOMM Inc.	17,774	2,707,691
		5,003,282

Soft Drinks – 2.2%
PepsiCo Inc.	13,261	1,966,606

Specialized REITs – 1.2%
American Tower Corp.	4,658	1,045,535

Systems Software – 11.3%
Microsoft Corp.	35,439	7,882,342
ServiceNow Inc.	3,872	2,131,265	(a	)
		10,013,607

Technology Hardware, Storage & Peripherals – 9.7%
Apple Inc.	64,784	8,596,189

Trading Companies & Distributors – 1.6%
United Rentals Inc.	6,201	1,438,074	(a	)

Trucking – 0.7%
Lyft Inc., Class A	13,154	646,256	(a	)

Total Common Stock (Cost $42,172,797)		85,465,774
Exchange Traded & Mutual Funds – 1.3%
The Consumer Discretionary Select Sector SPDR Fund	5,626	904,548	(b	)
The Technology Select Sector SPDR Fund	1,739	226,105	(b	)
Total Exchange Traded & Mutual Funds (Cost $811,245)		1,130,653

Total Investments in Securities (Cost $42,984,042)		86,596,427
Short-Term Investments – 1.9%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.05% (Cost $1,701,335)	1,701,335	1,701,335	(c,d,e	)

Total Investments (Cost $44,685,377)		88,297,762

Other Assets and Liabilities, net – 0.0%		23,626

NET ASSETS – 100.0%		$88,321,388

Other Information:

The Fund had the following long futures contracts open at December 31, 2020:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
S&P 500 E-mini Index Futures	March 2021	4	$730,139	$749,760	$19,621

State Street Institutional Premier Growth Equity Fund

Schedule of Investments	December 31, 2020 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	At December 31, 2020, all or a portion of this security was pledged to cover collateral requirements for current or potential holdings of futures.
(c)	At December 31, 2020, all or a portion of this security was pledged to cover collateral requirements for current or potential holdings of futures.
(d)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(e)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2020.
*	Less than 0.05%.

Abbreviations:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SPDR	Standard and Poor’s Depositary Receipt

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2020:

Fund	Investments	Level 1	Level 2	Level 3	Total
State Street Institutional Premier Growth Equity Fund	Investments in Securities
	Common Stock	$85,465,774	$—	$—	$85,465,774
	Exchange Traded & Mutual Funds	1,130,653	—	—	1,130,653
	Short-Term Investments	1,701,335	—	—	1,701,335

	Total Investments in Securities	$88,297,762	$—	$—	$88,297,762

	Other Financial Instruments
	Long Futures Contracts - Unrealized Appreciation	$19,621	$—	$—	$19,621

Affiliate Table

	Number of Shares Held at 9/30/20	Value At 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,019,025	$1,019,025	$3,894,844	$3,212,534	—	—	1,701,335	$1,701,335	$359
The Consumer Discretionary Select Sector SPDR Fund	6,161	905,544	—	81,083	18,030	62,059	5,626	904,548	1,666
The Technology Select Sector SPDR Fund	1,111	129,653	82,515	5,044	273	18,708	1,739	226,105	518

TOTAL		$2,054,222	$3,977,359	$3,298,661	$18,303	$80,767		$2,831,988	$2,543

State Street Institutional Small-Cap Equity Fund

Schedule of Investments	December 31, 2020 (Unaudited)

	Number of Shares	Fair Value
Common Stock – 94.8% †

Aerospace & Defense – 0.5%
Teledyne Technologies Inc.	15,107	$5,921,642	(a)

Agricultural & Farm Machinery – 1.0%
AGCO Corp.	110,976	11,440,516	(b)

Agricultural Products – 1.2%
Darling Ingredients Inc.	258,466	14,908,319	(a)

Air Freight & Logistics – 0.3%
Air Transport Services Group Inc.	30,581	958,409	(a,b)
Atlas Air Worldwide Holdings Inc.	7,258	395,851	(a)
Echo Global Logistics Inc.	29,654	795,320	(a)
Forward Air Corp.	13,690	1,051,940
Hub Group Inc., Class A	13,014	741,798	(a)
		3,943,318

Aluminum – 0.2%
Alcoa Corp.	73,995	1,705,585	(a,b)
Kaiser Aluminum Corp.	7,124	704,563
		2,410,148

Apparel Retail – 0.8%
American Eagle Outfitters Inc.	146,044	2,931,103
Burlington Stores Inc.	13,970	3,653,854	(a)
Chico’s FAS Inc.	192,942	306,778
The Buckle Inc.	107,847	3,149,132
		10,040,867

Application Software – 6.0%
ACI Worldwide Inc.	163,542	6,284,919	(a,b)
Altair Engineering Inc., Class A	61,295	3,566,143	(a,b)
Blackbaud Inc.	77,137	4,440,006
Blackline Inc.	39,696	5,294,653	(a)
Box Inc., Class A	31,140	562,077	(a)
Cloudera Inc.	110,811	1,541,381	(a)
Cornerstone OnDemand Inc.	75,818	3,339,025	(a)
Envestnet Inc.	31,500	2,592,135	(a)
J2 Global Inc.	4,628	452,109	(a)
Medallia Inc.	210,500	6,992,810	(a)
MicroStrategy Inc., Class A	3,273	1,271,724	(a)
Mitek Systems Inc.	68,917	1,225,344	(a)
New Relic Inc.	103,500	6,768,900	(a)
Pluralsight Inc., Class A	154,000	3,227,840	(a)
Q2 Holdings Inc.	78,500	9,932,605	(a)
RealPage Inc.	50,947	4,444,616	(a)
SPS Commerce Inc.	4,965	539,149	(a)
Upland Software Inc.	20,115	923,078	(a)
Workiva Inc.	32,500	2,977,650	(a)
Yext Inc.	348,500	5,478,420	(a)
		71,854,584

Asset Management & Custody Banks – 0.3%
Artisan Partners Asset Management Inc., Class A	14,219	715,784
Blucora Inc.	25,526	406,119	(a)
Cohen & Steers Inc.	10,244	761,129
Diamond Hill Investment Group Inc.	3,681	549,463
Federated Hermes Inc.	18,086	522,505
		2,955,000

Auto Parts & Equipment – 0.8%
Dana Inc.	89,712	1,751,178
Dorman Products Inc.	62,931	5,463,669	(a)
LCI Industries	15,054	1,952,203
Standard Motor Products Inc.	20,273	820,246
		9,987,296

Automobile Manufacturers – 0.8%
Thor Industries Inc.	106,367	9,891,067

Automotive Retail – 1.6%
America’s Car-Mart Inc.	23,028	2,529,396	(a)
Camping World Holdings Inc., Class A	14,643	381,450
Group 1 Automotive Inc.	40,623	5,327,300
Lithia Motors Inc., Class A	1,971	576,853

	Number of Shares	Fair Value
Monro Inc.	30,491	$1,625,170
Murphy USA Inc.	67,606	8,847,597
		19,287,766

Biotechnology – 1.1%
Catalyst Pharmaceuticals Inc.	297,791	994,622	(a)
Coherus Biosciences Inc.	20,875	362,807	(a)
Eagle Pharmaceuticals Inc.	7,041	327,899	(a)
Emergent BioSolutions Inc.	77,500	6,944,000	(a)
Heron Therapeutics Inc.	138,167	2,924,305	(a)
Ironwood Pharmaceuticals Inc.	42,651	485,795	(a)
Ligand Pharmaceuticals Inc.	6,171	613,706	(a)
Vanda Pharmaceuticals Inc.	32,400	425,736	(a)
Vericel Corp.	10,825	334,276	(a)
		13,413,146

Building Products – 0.9%
American Woodmark Corp.	14,654	1,375,278	(a)
Builders FirstSource Inc.	31,393	1,281,148	(a)
CSW Industrials Inc.	17,000	1,902,470
Gibraltar Industries Inc.	58,219	4,188,275	(a)
UFP Industries Inc.	38,537	2,140,730
		10,887,901

Commodity Chemicals – 0.6%
Koppers Holdings Inc.	216,315	6,740,375	(a)

Communications Equipment – 0.7%
Acacia Communications Inc.	12,922	942,789	(a,b)
Casa Systems Inc.	86,488	533,631	(a)
CommScope Holding Company Inc.	21,105	282,807	(a)
Extreme Networks Inc.	345,948	2,383,582	(a)
Infinera Corp.	95,130	996,962	(a)
Lumentum Holdings Inc.	18,919	1,793,521	(a)
NETGEAR Inc.	14,433	586,413	(a)
Plantronics Inc.	46,936	1,268,680
		8,788,385

Computer & Electronics Retail – 0.1%
Rent-A-Center Inc.	19,698	754,236

Construction & Engineering – 1.9%
Aegion Corp.	233,333	4,430,994	(a,b)
Comfort Systems USA Inc.	9,827	517,490
Dycom Industries Inc.	163,195	12,324,487	(a)
EMCOR Group Inc.	9,352	855,334
Great Lakes Dredge & Dock Corp.	76,566	1,008,374	(a)
MasTec Inc.	12,468	850,068	(a)
Valmont Industries Inc.	13,267	2,320,796
		22,307,543

Construction Machinery & Heavy Trucks – 1.1%
Alamo Group Inc.	18,211	2,512,208	(b)
Allison Transmission Holdings Inc.	10,157	438,071	(b)
Astec Industries Inc.	30,989	1,793,643
Meritor Inc.	62,385	1,741,165	(a)
The Greenbrier Companies Inc.	57,348	2,086,320
The Manitowoc Company Inc.	111,864	1,488,910	(a)
Trinity Industries Inc.	34,976	923,017
Wabash National Corp.	94,956	1,636,092
		12,619,426

Construction Materials – 0.1%
Eagle Materials Inc.	13,504	1,368,630

Consumer Electronics – 0.2%
GoPro Inc., Class A	32,873	272,188	(a)
Sonos Inc.	28,050	656,090	(a)
Turtle Beach Corp.	33,624	724,597	(a)
Universal Electronics Inc.	9,344	490,186	(a)
		2,143,061

Consumer Finance – 0.3%
Curo Group Holdings Corp.	35,714	511,782
Prog Holdings Inc.	65,647	3,536,404
		4,048,186

Data Processing & Outsourced Services – 1.4%
Broadridge Financial Solutions Inc.	27,370	4,193,084
Cass Information Systems Inc.	6,641	258,401

State Street Institutional Small-Cap Equity Fund

Schedule of Investments	December 31, 2020 (Unaudited)

	Number of Shares	Fair Value
CSG Systems International Inc.	68,187	$3,073,188
EVERTEC Inc.	28,644	1,126,282
MAXIMUS Inc.	10,267	751,442
NIC Inc.	191,425	4,944,508
TTEC Holdings Inc.	7,204	525,387
Verra Mobility Corp.	120,071	1,611,353	(a)
		16,483,645

Distillers & Vintners – 0.6%
MGP Ingredients Inc.	159,205	7,492,187

Distributors – 0.5%
LKQ Corp.	152,997	5,391,614	(a)

Diversified Metals & Mining – 0.3%
Compass Minerals International Inc.	48,330	2,982,928
Materion Corp.	11,775	750,303
		3,733,231

Diversified REITs – 0.2%
American Assets Trust Inc.	57,299	1,654,795
Essential Properties Realty Trust Inc.	45,292	960,191
		2,614,986

Diversified Support Services – 1.6%
Healthcare Services Group Inc.	137,351	3,859,563
IAA Inc.	45,339	2,946,128	(a)
Matthews International Corp., Class A	69,527	2,044,094
McGrath RentCorp.	7,232	485,267
Ritchie Bros Auctioneers Inc.	119,501	8,311,295
UniFirst Corp.	6,986	1,478,866
		19,125,213

Education Services – 0.2%
American Public Education Inc.	13,539	412,669	(a)
Perdoceo Education Corp.	23,548	297,411	(a)
Stride Inc.	75,584	1,604,648	(a)
		2,314,728

Electric Utilities – 0.8%
ALLETE Inc.	17,726	1,097,948	(b)
IDACORP Inc.	83,185	7,988,256
		9,086,204

Electrical Components & Equipment – 0.6%
Acuity Brands Inc.	7,122	862,403	(b)
Atkore International Group Inc.	23,140	951,285	(a)
EnerSys	6,361	528,345
Generac Holdings Inc.	11,000	2,501,510	(a)
Regal Beloit Corp.	18,905	2,321,723
		7,165,266

Electronic Components – 1.5%
Belden Inc.	193,929	8,125,625
II-VI Inc.	17,065	1,296,257	(a)
Littelfuse Inc.	29,729	7,570,787
Rogers Corp.	8,319	1,291,858	(a)
		18,284,527

Electronic Equipment & Instruments – 0.4%
National Instruments Corp.	91,791	4,033,296
OSI Systems Inc.	2,435	226,991	(a)
		4,260,287

Electronic Manufacturing Services – 0.4%
Methode Electronics Inc.	41,941	1,605,501
Plexus Corp.	27,332	2,137,636	(a)
Sanmina Corp.	23,725	756,590	(a)
		4,499,727

Environmental & Facilities Services – 0.8%
Clean Harbors Inc.	128,504	9,779,154	(a)

Food Distributors – 0.4%
Performance Food Group Co.	94,816	4,514,190	(a)

Food Retail – 0.1%
Casey’s General Stores Inc.	4,143	740,023
Sprouts Farmers Market Inc.	32,709	657,451	(a)
		1,397,474

	Number of Shares	Fair Value

Footwear – 0.6%
Deckers Outdoor Corp.	9,443	$2,708,064	(a)
Wolverine World Wide Inc.	159,500	4,984,375
		7,692,439

Gas Utilities – 0.1%
Spire Inc.	23,465	1,502,699

Health Care REITs – 0.3%
CareTrust REIT Inc.	49,680	1,101,902
LTC Properties Inc.	10,510	408,944
National Health Investors Inc.	25,398	1,756,780
		3,267,626

Healthcare Distributors – 0.4%
Covetrus Inc.	153,794	4,420,040	(a)

Healthcare Equipment – 5.0%
AtriCure Inc.	96,500	5,372,155	(a)
Cantel Medical Corp.	89,000	7,018,540
Cardiovascular Systems Inc.	138,000	6,038,880	(a)
CONMED Corp.	77,000	8,624,000
Envista Holdings Corp.	35,700	1,204,161
Globus Medical Inc., Class A	49,500	3,228,390	(a)
Hill-Rom Holdings Inc.	72,578	7,110,467
Integra LifeSciences Holdings Corp.	129,910	8,433,757	(a)
IntriCon Corp.	68,668	1,242,891	(a)
LeMaitre Vascular Inc.	28,777	1,165,468
Masimo Corp.	8,000	2,147,040	(a)
Natus Medical Inc.	49,031	982,581	(a)
Penumbra Inc.	21,000	3,675,000	(a)
Tactile Systems Technology Inc.	63,000	2,831,220	(a)
Vapotherm Inc.	33,500	899,810	(a)
		59,974,360

Healthcare Facilities – 0.9%
Acadia Healthcare Company Inc.	127,933	6,429,913	(a,b)
Hanger Inc.	74,509	1,638,453	(a)
Select Medical Holdings Corp.	38,898	1,075,919	(a)
The Ensign Group Inc.	13,608	992,295
		10,136,580

Healthcare Services – 1.3%
Addus HomeCare Corp.	8,645	1,012,243	(a,b)
Amedisys Inc.	4,854	1,423,824	(a)
AMN Healthcare Services Inc.	40,188	2,742,831	(a)
BioTelemetry Inc.	83,594	6,025,456	(a)
InfuSystem Holdings Inc.	45,582	856,030	(a)
MEDNAX Inc.	117,705	2,888,481	(a)
The Providence Service Corp.	3,802	527,071	(a)
Tivity Health Inc.	27,872	546,012	(a)
		16,021,948

Healthcare Supplies – 0.7%
Avanos Medical Inc.	158,000	7,249,040	(a)
Meridian Bioscience Inc.	25,066	468,484	(a)
Quidel Corp.	6,008	1,079,337	(a)
		8,796,861

Healthcare Technology – 1.5%
Computer Programs and Systems Inc.	20,460	549,146
HMS Holdings Corp.	146,398	5,380,127	(a)
Inspire Medical Systems Inc.	26,500	4,984,385	(a)
NextGen Healthcare Inc.	100,700	1,836,768	(a)
Omnicell Inc.	45,790	5,495,716	(a)
		18,246,142

Home Building – 1.2%
Cavco Industries Inc.	8,649	1,517,467	(a)
Century Communities Inc.	12,801	560,428	(a)
Green Brick Partners Inc.	27,439	630,000	(a)
Installed Building Products Inc.	6,366	648,886	(a)
LGI Homes Inc.	21,296	2,254,182	(a)
M/I Homes Inc.	9,236	409,062	(a)
Meritage Homes Corp.	7,681	636,140	(a)
Skyline Champion Corp.	24,962	772,324	(a)
Taylor Morrison Home Corp.	100,449	2,576,517	(a)

State Street Institutional Small-Cap Equity Fund

Schedule of Investments	December 31, 2020 (Unaudited)

	Number of Shares	Fair Value
TopBuild Corp.	22,592	$4,158,735	(a)
TRI Pointe Group Inc.	29,514	509,117	(a)
		14,672,858

Home Furnishing Retail – 0.2%
The Aaron’s Company Inc.	95,880	1,817,885	(a)

Home Furnishings – 0.3%
Hooker Furniture Corp.	20,810	671,123
La-Z-Boy Inc.	66,066	2,632,069
Purple Innovation Inc.	22,411	738,218	(a)
		4,041,410

Home Improvement Retail – 0.1%
Lumber Liquidators Holdings Inc.	17,746	545,512	(a)

Hotel & Resort REITs – 0.3%
RLJ Lodging Trust	212,615	3,008,502

Hotels, Resorts & Cruise Lines – 1.1%
Extended Stay America Inc.	841,890	12,468,391
Wyndham Hotels & Resorts Inc.	8,011	476,174
		12,944,565

Household Appliances – 0.1%
Helen of Troy Ltd.	5,785	1,285,369	(a)

Household Products – 0.1%
Central Garden & Pet Co.	10,554	407,490	(a)
Central Garden & Pet Co., Class A	11,920	433,054	(a)
		840,544

Human Resource & Employment Services – 0.2%
ASGN Inc.	12,445	1,039,531	(a)
Heidrick & Struggles International Inc.	18,099	531,749
Kforce Inc.	25,423	1,070,054
TriNet Group Inc.	3,570	287,742	(a)
		2,929,076

Hypermarkets & Super Centers – 0.1%
BJ’s Wholesale Club Holdings Inc.	27,099	1,010,251	(a)

Independent Power Producers & Energy Traders – 0.0%
Atlantic Power Corp.	199,074	418,055	(a)

Industrial Machinery – 7.2%
Albany International Corp., Class A	13,500	991,170	(b)
Altra Industrial Motion Corp.	237,237	13,150,047
Barnes Group Inc.	201,493	10,213,680
Crane Co.	161,067	12,508,463
Enerpac Tool Group Corp.	295,615	6,683,855
Evoqua Water Technologies Corp.	187,000	5,045,260	(a)
John Bean Technologies Corp.	77,000	8,767,990
L B Foster Co., Class A	38,873	585,039	(a)
Lydall Inc.	45,251	1,358,887	(a)
Mueller Industries Inc.	128,417	4,508,721
RBC Bearings Inc.	11,000	1,969,440	(a)
Standex International Corp.	29,200	2,263,584
The Timken Co.	144,260	11,159,954
TriMas Corp.	151,240	4,789,771	(a)
Woodward Inc.	22,635	2,750,831
		86,746,692

Industrial REITs – 0.6%
EastGroup Properties Inc.	47,360	6,538,521
Innovative Industrial Properties Inc.	5,767	1,056,111
		7,594,632

Interactive Media & Services – 0.1%
Cargurus Inc.	17,300	548,929	(a)

Internet & Direct Marketing Retail – 0.5%
1-800-Flowers.com Inc., Class A	35,378	919,828	(a,b)
Revolve Group Inc.	143,152	4,462,048	(a)
		5,381,876

Internet Services & Infrastructure – 0.1%
Brightcove Inc.	40,957	753,609	(a)

Investment Banking & Brokerage – 1.0%
Piper Sandler Cos.	37,403	3,773,963
PJT Partners Inc., Class A	7,137	537,059
Raymond James Financial Inc.	48,226	4,613,781
Stifel Financial Corp.	53,982	2,723,932

	Number of Shares	Fair Value
Stonex Group Inc.	7,672	$444,209	(a)
Virtu Financial Inc., Class A	14,019	352,858
		12,445,802

IT Consulting & Other Services – 0.5%
Perficient Inc.	17,692	843,024	(a)
Perspecta Inc.	17,101	411,792
Science Applications International Corp.	6,314	597,557
Unisys Corp.	211,262	4,157,636	(a)
		6,010,009

Leisure Products – 1.0%
Malibu Boats Inc., Class A	15,264	953,084	(a)
MasterCraft Boat Holdings Inc.	35,417	879,758	(a)
Polaris Inc.	110,292	10,508,622
		12,341,464

Life & Health Insurance – 0.3%
Trupanion Inc.	31,968	3,826,889	(a)

Life Sciences Tools & Services – 2.9%
Bruker Corp.	96,167	5,205,520
ICON PLC	40,131	7,824,742	(a)
Medpace Holdings Inc.	11,018	1,533,706	(a)
PRA Health Sciences Inc.	8,802	1,104,123	(a)
Repligen Corp.	48,753	9,342,537	(a)
Syneos Health Inc.	139,779	9,523,143	(a)
		34,533,771

Marine – 0.2%
Kirby Corp.	35,524	1,841,209	(a)

Metal & Glass Containers – 0.0%*
Silgan Holdings Inc.	8,098	300,274

Multi-Line Insurance – 0.3%
Horace Mann Educators Corp.	80,799	3,396,790

Multi-Utilities – 0.1%
Black Hills Corp.	19,023	1,168,963

Office REITs – 0.7%
Corporate Office Properties Trust	59,178	1,543,362
Cousins Properties Inc.	145,203	4,864,301
Easterly Government Properties Inc.	96,923	2,195,306
		8,602,969

Office Services & Supplies – 0.9%
Herman Miller Inc.	21,634	731,229
HNI Corp.	41,218	1,420,372
MSA Safety Inc.	58,773	8,780,099
		10,931,700

Oil & Gas Drilling – 0.2%
Helmerich & Payne Inc.	88,628	2,052,624

Oil & Gas Equipment & Services – 0.1%
Championx Corp.	34,224	523,627	(a)
Oil States International Inc.	219,254	1,100,655	(a)
		1,624,282

Oil & Gas Exploration & Production – 0.6%
Cimarex Energy Co.	51,017	1,913,648
Parsley Energy Inc., Class A	71,940	1,021,548
PDC Energy Inc.	124,137	2,548,532	(a)
Southwestern Energy Co.	370,114	1,102,940	(a)
		6,586,668

Packaged Foods & Meats – 4.2%
B&G Foods Inc.	97,500	2,703,675
Calavo Growers Inc.	6,411	445,116
Freshpet Inc.	6,840	971,212	(a)
Hostess Brands Inc.	484,000	7,085,760	(a)
J&J Snack Foods Corp.	26,500	4,117,305
John B Sanfilippo & Son Inc.	14,504	1,143,785
Lancaster Colony Corp.	44,000	8,084,120
Sanderson Farms Inc.	89,416	11,820,795
The Simply Good Foods Co.	249,500	7,824,320	(a)
TreeHouse Foods Inc.	100,500	4,270,245	(a)
Utz Brands Inc.	76,500	1,687,590
		50,153,923

State Street Institutional Small-Cap Equity Fund

Schedule of Investments	December 31, 2020 (Unaudited)

	Number of Shares	Fair Value

Paper Products – 0.1%
Neenah Inc.	22,673	$1,254,270

Personal Products – 0.5%
elf Beauty Inc.	168,000	4,231,920	(a)
Lifevantage Corp.	26,601	247,921	(a)
Medifast Inc.	5,330	1,046,492
Nu Skin Enterprises Inc., Class A	8,668	473,533
USANA Health Sciences Inc.	4,690	361,599	(a)
		6,361,465

Pharmaceuticals – 0.4%
Phibro Animal Health Corp., Class A	43,288	840,653
Prestige Consumer Healthcare Inc.	113,500	3,957,745	(a)
Supernus Pharmaceuticals Inc.	20,450	514,522	(a)
		5,312,920

Property & Casualty Insurance – 2.1%
AMERISAFE Inc.	46,685	2,681,120
Argo Group International Holdings Ltd.	122,425	5,349,972
James River Group Holdings Ltd.	59,500	2,924,425
Kemper Corp.	6,172	474,195
Palomar Holdings Inc.	31,000	2,754,040	(a)
RLI Corp.	40,129	4,179,435
Selective Insurance Group Inc.	86,553	5,797,320
Stewart Information Services Corp.	13,024	629,841
		24,790,348

Publishing – 0.8%
John Wiley & Sons Inc., Class A	221,531	10,115,105

Regional Banks – 7.3%
1st Source Corp.	44,627	1,798,468	(b)
Atlantic Union Bankshares Corp.	45,852	1,510,365
Bank OZK	63,704	1,992,024
BankUnited Inc.	29,286	1,018,567
Bryn Mawr Bank Corp.	45,000	1,376,775
Cadence BanCorp	145,198	2,384,151
Community Bank System Inc.	47,000	2,928,570
Cullen/Frost Bankers Inc.	33,550	2,926,567
CVB Financial Corp.	117,500	2,291,250
Enterprise Financial Services Corp.	49,013	1,713,004
Equity Bancshares Inc., Class A	39,626	855,525	(a)
FB Financial Corp.	26,362	915,552
First Horizon Corp.	113,878	1,453,083
First Interstate BancSystem Inc., Class A	44,254	1,804,236
Fulton Financial Corp.	227,069	2,888,318
German American Bancorp Inc.	56,500	1,869,585
Glacier Bancorp Inc.	31,454	1,447,199
Great Western Bancorp Inc.	75,545	1,578,891
Independent Bank Corp.	97,770	7,141,121
Investors Bancorp Inc.	72,740	768,134
Lakeland Financial Corp.	11,790	631,708
National Bank Holdings Corp., Class A	37,293	1,221,719
Origin Bancorp Inc.	66,029	1,833,625
PacWest Bancorp	70,952	1,802,181
Peapack-Gladstone Financial Corp.	20,507	466,739
Pinnacle Financial Partners Inc.	31,040	1,998,976
Prosperity Bancshares Inc.	108,976	7,558,575
Renasant Corp.	158,484	5,337,741
Sandy Spring Bancorp Inc.	47,387	1,525,388
Stock Yards Bancorp Inc.	36,500	1,477,520
UMB Financial Corp.	66,500	4,587,835
United Community Banks Inc.	56,713	1,612,918
Washington Trust Bancorp Inc.	33,500	1,500,800
Westamerica BanCorp.	68,818	3,804,947
Western Alliance Bancorp	127,117	7,620,664
Wintrust Financial Corp.	53,523	3,269,720
		86,912,441

Research & Consulting Services – 0.2%
Resources Connection Inc.	215,318	2,706,547

Residential REITs – 0.2%
NexPoint Residential Trust Inc.	50,596	2,140,717

	Number of Shares	Fair Value

Restaurants – 0.9%
Cracker Barrel Old Country Store Inc.	12,118	$1,598,607
Shake Shack Inc., Class A	17,000	1,441,260	(a)
Texas Roadhouse Inc.	50,085	3,914,644
The Cheesecake Factory Inc.	51,723	1,916,854
Wingstop Inc.	12,500	1,656,875
		10,528,240

Retail REITs – 0.2%
Alexander’s Inc.	949	263,205	(b)
Retail Opportunity Investments Corp.	109,180	1,461,920
The Macerich Co.	83,426	890,156
		2,615,281

Security & Alarm Services – 1.3%
The Brink’s Co.	216,331	15,575,832

Semiconductor Equipment – 1.0%
Advanced Energy Industries Inc.	10,295	998,306	(a)
Amkor Technology Inc.	35,419	534,118
Axcelis Technologies Inc.	15,622	454,913	(a)
Brooks Automation Inc.	54,221	3,678,895
Cohu Inc.	24,098	920,062
FormFactor Inc.	15,554	669,133	(a)
Ichor Holdings Ltd.	51,371	1,548,579	(a)
Onto Innovation Inc.	73,387	3,489,552	(a)
		12,293,558

Semiconductors – 0.7%
Cirrus Logic Inc.	6,485	533,067	(a)
Diodes Inc.	12,159	857,209	(a)
Semtech Corp.	96,673	6,969,157	(a)
		8,359,433

Soft Drinks – 0.3%
Coca-Cola Consolidated Inc.	1,428	380,234
Primo Water Corp.	239,065	3,748,539
		4,128,773

Specialized Consumer Services – 1.3%
frontdoor Inc.	119,763	6,013,300	(a)
OneSpaWorld Holdings Ltd.	171,627	1,740,298
Terminix Global Holdings Inc.	155,835	7,949,143	(a)
		15,702,741

Specialized REITs – 0.5%
CoreSite Realty Corp.	23,315	2,920,903
National Storage Affiliates Trust	12,501	450,411
PotlatchDeltic Corp.	40,821	2,041,867
QTS Realty Trust Inc., Class A	17,325	1,072,071
		6,485,252

Specialty Chemicals – 4.2%
Avient Corp.	167,821	6,759,830
Chase Corp.	12,685	1,281,312
HB Fuller Co.	47,185	2,447,958
Ingevity Corp.	214,517	16,245,372	(a)
Innospec Inc.	36,500	3,311,645
Minerals Technologies Inc.	17,443	1,083,559
Quaker Chemical Corp.	20,376	5,163,075
Sensient Technologies Corp.	81,000	5,975,370
Stepan Co.	69,662	8,312,070
		50,580,191

Specialty Stores – 0.6%
Dick’s Sporting Goods Inc.	15,300	860,013
National Vision Holdings Inc.	79,000	3,577,910	(a)
Sally Beauty Holdings Inc.	226,500	2,953,560	(a)
		7,391,483

Steel – 0.5%
Carpenter Technology Corp.	30,091	876,250
Commercial Metals Co.	116,801	2,399,093
Steel Dynamics Inc.	58,744	2,165,891
		5,441,234

Systems Software – 1.5%
A10 Networks Inc.	59,970	591,304	(a,b)
CommVault Systems Inc.	9,879	547,000	(a)
Ping Identity Holding Corp.	43,345	1,241,401	(a)

State Street Institutional Small-Cap Equity Fund

Schedule of Investments	December 31, 2020 (Unaudited)

	Number of Shares	Fair Value
Progress Software Corp.	21,030	$950,346
Qualys Inc.	3,252	396,321	(a)
Sailpoint Technologies Holdings Inc.	126,000	6,708,240	(a)
SecureWorks Corp., Class A	48,840	694,505	(a)
Tenable Holdings Inc.	139,500	7,290,270	(a)
		18,419,387

Technology Distributors – 0.1%
Insight Enterprises Inc.	13,415	1,020,747	(a)

Technology Hardware, Storage & Peripherals – 0.8%
Pure Storage Inc., Class A	434,000	9,812,740	(a)

Thrifts & Mortgage Finance – 1.1%
Flagstar Bancorp Inc.	46,124	1,880,014
FS Bancorp Inc.	8,657	474,404
HomeStreet Inc.	54,736	1,847,340
Kearny Financial Corp.	129,094	1,363,233
NMI Holdings Inc., Class A	32,024	725,343	(a)
PennyMac Financial Services Inc.	10,599	695,506
Premier Financial Corp.	24,918	573,114
Washington Federal Inc.	36,508	939,716
WSFS Financial Corp.	110,977	4,980,648
		13,479,318

Tires & Rubber – 0.2%
Cooper Tire & Rubber Co.	52,477	2,125,319

Trading Companies & Distributors – 0.9%
Applied Industrial Technologies Inc.	102,088	7,961,843
Boise Cascade Co.	11,370	543,486

	Number of Shares	Fair Value
GMS Inc.	28,191	$859,262	(a)
Rush Enterprises Inc., Class B	21,274	806,072
		10,170,663

Trucking – 0.8%
ArcBest Corp.	16,072	685,792
Marten Transport Ltd.	94,636	1,630,578
Saia Inc.	34,110	6,167,088	(a)
Universal Logistics Holdings Inc.	24,965	514,030
USA Truck Inc.	45,916	410,030	(a)
Werner Enterprises Inc.	16,492	646,816
		10,054,334

Total Common Stock (Cost $761,042,237)		1,136,047,981
Short-Term Investments – 4.8%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.05% (Cost $56,976,402)	56,976,402	56,976,402	(b,c,d)

Total Investments (Cost $818,018,639)		1,193,024,383

Other Assets and Liabilities, net – 0.4%		5,106,192

NET ASSETS – 100.0%		$1,198,130,575

Other Information:

The Fund had the following long futures contracts open at December 31, 2020:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
E-mini Russell 2000 Index Futures	March 2021	192	$18,720,794	$18,958,080	$237,286

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	At December 31, 2020, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)	Coupon amount represents effective yield.
(d)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of December 31, 2020.
*	Less than 0.05%.

State Street Institutional Small-Cap Equity Fund

Schedule of Investments	December 31, 2020 (Unaudited)

Abbreviations:

REIT	Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2020:

Fund	Investments	Level 1	Level 2	Level 3	Total
State Street Institutional Small-Cap Equity Fund	Investments in Securities
	Common Stock	$1,136,047,981	$—	$—	$1,136,047,981
	Short-Term Investments	56,976,402	—	—	56,976,402

	Total Investments in Securities	$1,193,024,383	$—	$—	$1,193,024,383

	Other Financial Instruments
	Long Futures Contracts - Unrealized Appreciation	$237,286	$—	$—	$237,286

Affiliate Table

	Number of Shares Held at 9/30/20	Value At 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	29,664,602	$29,664,602	$112,967,028	$85,655,228	—	—	56,976,402	$56,976,402	$7,745

State Street Institutional International Equity Fund

Schedule of Investments	December 31, 2019 (Unaudited)

	Number of Shares	Fair Value
Common Stock – 97.0% †

Australia – 1.8%
BHP Group PLC	71,960	$1,893,539

Brazil – 1.1%
Itau Unibanco Holding S.A. ADR	191,869	1,168,482	(a)

Canada – 1.0%
Brookfield Asset Management Inc., Class A	26,002	1,073,960

China – 1.1%
Alibaba Group Holding Ltd. ADR	5,123	1,192,276	(a,b)

France – 18.6%
Air Liquide S.A.	17,920	2,943,568
AXA S.A.	64,474	1,539,246
BNP Paribas S.A.	37,779	1,992,507	(b)
Dassault Systemes SE	6,181	1,256,553
LVMH Moet Hennessy Louis Vuitton SE	4,558	2,849,259
Safran S.A.	17,873	2,535,654	(b)
Schneider Electric SE	24,015	3,476,074
Vivendi S.A.	61,023	1,969,654
Worldline S.A.	14,059	1,360,669	(b)
		19,923,184

Germany – 5.1%
Adidas AG	4,497	1,639,136	(b)
Fresenius SE & Company KGaA	8,059	373,125
HeidelbergCement AG	19,169	1,435,868
SAP SE	15,757	2,067,145
		5,515,274

Hong Kong – 3.1%
AIA Group Ltd.	270,402	3,312,959

Ireland – 1.7%
Kerry Group PLC, Class A	12,235	1,773,961

Japan – 29.8%
Daikin Industries Ltd.	13,300	2,952,550
Disco Corp.	6,900	2,322,388
FANUC Corp.	6,149	1,510,375
Fast Retailing Company Ltd.	3,280	2,937,688
Hoya Corp.	25,054	3,462,837
Kao Corp.	20,400	1,574,778
Keyence Corp.	1,800	1,011,187
Komatsu Ltd.	58,200	1,588,246
Mitsubishi UFJ Financial Group Inc.	188,174	831,286
Murata Manufacturing Company Ltd.	34,437	3,108,653
Nidec Corp.	8,158	1,025,627
Recruit Holdings Company Ltd.	50,800	2,126,077
Secom Company Ltd.	14,600	1,345,810
Shimadzu Corp.	56,443	2,192,227
Shiseido Company Ltd.	31,538	2,179,817
Tokio Marine Holdings Inc.	34,949	1,796,787
		31,966,333

	Number of Shares	Fair Value

Netherlands – 5.8%
ASML Holding N.V.	6,504	$3,163,691
ING Groep N.V.	170,895	1,597,722	(b)
Koninklijke DSM N.V.	8,688	1,496,732
		6,258,145

Norway – 1.3%
Equinor ASA	80,571	1,364,031

Portugal – 1.0%
Galp Energia SGPS S.A.	104,120	1,115,225	(a)

Spain – 1.4%
Industria de Diseno Textil S.A.	47,596	1,516,468

Sweden – 2.9%
Assa Abloy AB, Class B	85,648	2,111,856
Hexagon AB, Class B	11,552	1,054,689

		3,166,545

Switzerland – 10.3%
Givaudan S.A.	134	565,439
Nestle S.A.	33,110	3,905,254
Novartis AG	37,211	3,521,353
Roche Holding AG	8,798	3,075,493
		11,067,539

Taiwan – 1.5%
Taiwan Semiconductor Manufacturing Company Ltd.	84,548	1,594,791

United Kingdom – 9.5%
Ashtead Group PLC	53,318	2,505,718
AstraZeneca PLC	26,813	2,684,393
London Stock Exchange Group PLC	16,981	2,090,952
Prudential PLC	98,216	1,808,432
Vodafone Group PLC	675,060	1,116,002
		10,205,497

Total Common Stock (Cost $75,668,086)		104,108,209
Short-Term Investments – 1.5%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.05% (Cost $1,686,219)	1,686,219	1,686,219	(c,d)

Total Investments (Cost $77,354,305)		105,794,428

Other Assets and Liabilities, net – 1.5%		1,560,768

NET ASSETS – 100.0%		$107,355,196

Other Information:

The Fund had the following long futures contracts open at December 31, 2020:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
MSCI EAFE Mini Index Futures	March 2021	13	$1,375,222	$1,385,020	$9,798

State Street Institutional International Equity Fund

Schedule of Investments	December 31, 2020 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At December 31, 2020, all or a portion of this security was pledged to cover collateral requirements for futures.
(b)	Non-income producing security.
(c)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2020.
*	Less than 0.05%.

Abbreviations:

ADR	American Depositary Receipt

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2020:

Fund	Investments	Level 1	Level 2	Level 3	Total
State Street Institutional International Equity Fund	Investments in Securities
	Common Stock	$104,108,209	$—	$—	$104,108,209
	Short-Term Investments	1,686,219	—	—	1,686,219

	Total Investments in Securities	$105,794,428	$—	$—	$105,794,428

	Other Financial Instruments
	Long Futures Contracts - Unrealized Appreciation	$9,798	$—	$—	$9,798

The Fund was invested in the following sectors at December 31, 2020 (unaudited):

Sector	Percentage (based on Fair Value)
Pharmaceuticals	8.77%
Packaged Foods & Meats	5.37%
Diversified Banks	5.28%
Semiconductor Equipment	5.19%
Life & Health Insurance	4.84%
Building Products	4.79%
Electrical Components & Equipment	4.26%
Apparel, Accessories & Luxury Goods	4.24%
Apparel Retail	4.21%
Electronic Equipment & Instruments	4.02%
Personal Products	3.55%
Healthcare Supplies	3.27%
Application Software	3.14%
Electronic Components	2.94%
Industrial Gases	2.78%
Aerospace & Defense	2.40%
Trading Companies & Distributors	2.37%
Integrated Oil & Gas	2.34%
Human Resource & Employment Services	2.01%
Financial Exchanges & Data	1.98%
Specialty Chemicals	1.95%
Movies & Entertainment	1.86%
Diversified Metals & Mining	1.79%
Property & Casualty Insurance	1.70%
Semiconductors	1.51%
Construction Machinery & Heavy Trucks	1.50%
Multi-Line Insurance	1.45%
Industrial Machinery	1.43%
Construction Materials	1.36%

State Street Institutional International Equity Fund

Schedule of Investments	December 31, 2020 (Unaudited)

Sector	Percentage (based on Fair Value)
Data Processing & Outsourced Services	1.29%
Security & Alarm Services	1.27%
Internet & Direct Marketing Retail	1.13%
Wireless Telecommunication Services	1.05%
Asset Management & Custody Banks	1.02%
Healthcare Services	0.35%

98.41%

Short-Term Investments
Short-Term Investments	1.59%

1.59%

100.00%

Affiliate Table

	Number of Shares Held at 9/30/20	Value At 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,143,904	$1,143,904	$4,059,781	$3,517,466	—	—	1,686,219	$1,686,219	$186

State Street Active Core Bond Fund

Schedule of Investments	December 31, 2020 (Unaudited)

		Principal Amount	Fair Value
Bonds and Notes – 92.4% †

U.S. Treasuries – 15.9%
U.S. Treasury Bonds
1.25%	05/15/50	$635,900	$577,179	(a)
2.25%	08/15/46	883,600	1,009,237	(a)
3.00%	08/15/48	1,978,400	2,604,069	(a)
3.75%	08/15/41	689,400	979,487	(a)
U.S. Treasury Notes
0.13%	07/15/23	386,900	386,688	(a)
0.25%	07/31/25	1,588,100	1,583,385	(a)
0.38%	07/31/27	9,497,600	9,371,460	(a)
0.63%	08/15/30	725,200	707,183	(a)
1.13%	06/30/21	523,000	525,676	(a)
1.25%	03/31/21	4,153,000	4,164,194	(a)
1.38%	01/31/22	702,000	711,515	(a)
2.50%	01/31/24	8,000	8,571	(a)
2.63%	02/15/29	1,022,300	1,173,569	(a)
			23,802,213

Agency Mortgage Backed – 24.8%
Federal Home Loan Mortgage Corp.
3.00%	03/01/43 - 10/01/49	3,839,876	4,097,658	(a)
4.50%	06/01/33 - 02/01/35	8,056	9,028	(a)
5.00%	07/01/35	55,661	64,656	(a)
5.50%	01/01/38 - 04/01/39	130,419	153,768	(a)
6.00%	02/01/29 - 11/01/37	160,903	186,505	(a)
6.50%	10/01/33	730	862	(a)
7.00%	06/01/29 - 08/01/36	40,730	48,715	(a)
7.50%	01/01/30 - 09/01/33	1,712	1,935	(a)
8.00%	11/01/30	9,095	10,432	(a)
8.50%	04/01/30	10,292	13,212	(a)
Federal National Mortgage Assoc.
3.00%	03/01/50	954,094	1,000,731	(a)
3.50%	08/01/45 - 01/01/48	4,530,024	4,872,591	(a)
4.00%	01/01/41 - 01/01/50	3,187,457	3,474,437	(a)
4.50%	07/01/33 - 12/01/48	1,572,619	1,746,915	(a)
5.00%	03/01/34 - 05/01/39	172,320	198,112	(a)
5.50%	12/01/32 - 04/01/38	260,750	302,508	(a)
6.00%	03/01/21 - 07/01/35	321,120	371,568	(a)
6.50%	05/01/21 - 08/01/36	31,361	35,232	(a)
7.00%	10/01/32 - 02/01/34	6,000	6,726	(a)
7.50%	12/01/23 - 03/01/33	27,160	31,566	(a)
8.00%	07/01/25 - 10/01/31	5,427	6,033	(a)
9.00%	12/01/22	124	126	(a)
Federal National Mortgage Assoc. 1.25% + USD COF11
5.50%	10/01/24	3,705	3,847	(a,b)
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
5.85%	09/25/46	1,232,991	279,248	(a,b,c)
Federal National Mortgage Assoc.
2.00%	TBA	4,443,091	4,633,910	(d)
Government National Mortgage Assoc.
3.00%	12/20/42 - 05/20/45	4,821,927	5,141,742	(a)
3.50%	08/20/48	919,086	983,567	(a)
4.00%	01/20/41 - 04/20/43	1,200,313	1,327,345	(a)
4.50%	08/15/33 - 05/20/40	202,636	227,625	(a)
5.00%	08/15/33	15,982	17,747	(a)
6.00%	04/15/27 - 09/15/36	118,442	135,938	(a)
6.50%	02/15/24 - 09/15/36	47,559	53,209	(a)
7.00%	10/15/27 - 10/15/36	25,330	29,203	(a)
7.50%	01/15/23 - 11/15/31	1,847	1,907	(a)
8.00%	05/15/30 - 09/15/30	116	121	(a)
9.00%	12/15/21	26	26	(a)
2.50%	TBA	7,229,855	7,650,994	(d)
			37,119,745

Agency Collateralized Mortgage Obligations – 0.6%
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	523,805	1,671	(a,b,c)
2.51%	07/25/29	290,000	322,090	(a)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/30	107,890	3,500	(a,c)

		Principal Amount	Fair Value
5.50%	06/15/33	$18,755	$3,235	(a,c)
7.50%	07/15/27	1,881	302	(a,c)
Federal Home Loan Mortgage Corp. REMIC 6.15% - 1 month USD LIBOR
5.99%	10/15/42	896,622	154,470	(a,b,c)
Federal Home Loan Mortgage Corp. REMIC 6.60% - 1 month USD LIBOR
6.44%	08/15/25	27,852	668	(a,b,c)
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	421	403	(e,f)
8.00%	02/01/23 - 07/01/24	997	95	(a,c)
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR
3.35%	04/01/37	2,097	2,147	(a,b)
Federal National Mortgage Assoc. REMIC
1.10%	12/25/42	95,342	3,420	(b,c)
5.00%	02/25/40 - 09/25/40	74,428	8,476	(a,c)
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
5.85%	07/25/38	32,432	5,866	(a,b,c)
Federal National Mortgage Assoc. REMIC 6.55% - 1 month USD LIBOR
6.40%	11/25/41	1,361,815	302,534	(a,b,c)
Federal National Mortgage Assoc. STRIPS
1.87%	12/25/34	8,192	7,499	(e,f)
4.50%	08/25/35 - 01/25/36	53,835	7,362	(a,c)
5.00%	03/25/38 - 05/25/38	32,016	5,612	(a,c)
5.50%	12/25/33	8,395	1,351	(a,c)
6.00%	01/25/35	36,117	6,843	(a,c)
7.50%	11/25/23	3,465	256	(a,c)
8.00%	08/25/23 - 07/25/24	1,775	185	(a,c)
8.50%	07/25/22	12	—	(a,c,**)
9.00%	05/25/22	7	—	(a,c,**)
Government National Mortgage Assoc. REMIC
4.50%	08/16/39	3,846	9	(a,c)
			837,994

Asset Backed – 1.5%
Ally Auto Receivables Trust 2018-1
2.35%	06/15/22	15,980	16,015	(a)
CarMax Auto Owner Trust
3.13%	06/15/23	66,350	67,462	(a)
Chase Funding Trust 2004-1
4.99%	11/25/33	120,227	120,227	(a,g)
Enterprise Fleet Financing 2019-1 LLC
3.07%	10/20/24	473,000	493,499	(a,h)
Ford Credit Auto Owner Trust 2020-B
0.56%	10/15/24	264,000	265,165	(a)
Nissan Auto Lease Trust 2019-A
2.76%	03/15/22	304,062	305,815	(a)
Nissan Auto Lease Trust 2020-A
1.80%	05/16/22	123,457	124,021	(a)
Santander Retail Auto Lease Trust 2019-B
2.30%	01/20/23	455,000	463,368	(a,h)
Securitized Term Auto Receivables Trust 2018-1A
3.30%	11/25/22	118,000	119,683	(a,h)
Trillium Credit Card Trust II
3.04%	01/26/24	241,000	241,430	(a,h)
			2,216,685

Corporate Notes – 39.8%
3M Co.
3.13%	09/19/46	52,000	58,148	(a)
Abbott Laboratories
3.75%	11/30/26	223,000	261,209	(a)
4.90%	11/30/46	34,000	50,215	(a)
AbbVie Inc.
2.60%	11/21/24	65,000	69,668
2.95%	11/21/26	135,000	149,499	(a)
3.20%	05/14/26 - 11/21/29	104,000	116,765	(a)
3.25%	10/01/22	29,000	30,206	(a)
3.45%	03/15/22	87,000	89,682	(a)
4.05%	11/21/39	35,000	42,324	(a)
4.25%	11/21/49	75,000	94,335	(a)
4.63%	10/01/42	4,000	5,085	(a)
4.70%	05/14/45	9,000	11,740	(a)
4.88%	11/14/48	7,000	9,518	(a)
5.00%	12/15/21	55,000	56,742	(a)

State Street Active Core Bond Fund

Schedule of Investments	December 31, 2020 (Unaudited)

		Principal Amount	Fair Value
Advance Auto Parts Inc.
3.90%	04/15/30	$156,000	$179,721	(a)
Aetna Inc.
3.50%	11/15/24	29,000	31,847	(a)
Aircastle Ltd.
4.25%	06/15/26	58,000	61,442	(a)
Albemarle Wodgina Pty Ltd.
3.45%	11/15/29	119,000	126,878	(a)
Alcon Finance Corp.
2.60%	05/27/30	201,000	213,850	(a,h)
Alexandria Real Estate Equities Inc.
1.88%	02/01/33	40,000	39,867	(a)
4.70%	07/01/30	50,000	62,073	(a)
Alimentation Couche-Tard Inc.
2.95%	01/25/30	33,000	36,022	(a,h)
3.80%	01/25/50	51,000	60,225	(a,h)
Ally Financial Inc.
5.75%	11/20/25	42,000	48,857	(a)
Alphabet Inc.
1.10%	08/15/30	170,000	167,130	(a)
Altria Group Inc.
2.95%	05/02/23	23,000	24,257	(a)
3.40%	05/06/30	15,000	16,763	(a)
3.80%	02/14/24	15,000	16,385	(a)
4.25%	08/09/42	3,000	3,344	(a)
4.45%	05/06/50	25,000	29,554	(a)
4.50%	05/02/43	13,000	15,066	(a)
4.80%	02/14/29	58,000	69,543	(a)
Amazon.com Inc.
1.50%	06/03/30	31,000	31,564	(a)
2.50%	06/03/50	60,000	62,177	(a)
2.70%	06/03/60	30,000	32,049	(a)
3.15%	08/22/27	31,000	35,265	(a)
4.05%	08/22/47	12,000	15,854	(a)
4.25%	08/22/57	6,000	8,504	(a)
Ameren Corp.
2.50%	09/15/24	75,000	79,936	(a)
American Electric Power Company Inc.
3.25%	03/01/50	30,000	32,112	(a)
American Electric Power Company Inc.
2.30%	03/01/30	30,000	31,322	(a)
American Express Co.
3.00%	10/30/24	250,000	272,782	(a)
American International Group Inc.
4.25%	03/15/29	101,000	121,299	(a)
4.50%	07/16/44	130,000	166,297	(a)
American International Group Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3 month USD LIBOR thereafter)
5.75%	04/01/48	49,000	56,384	(a,b)
American Tower Corp.
1.50%	01/31/28	125,000	125,806	(a)
2.90%	01/15/30	140,000	152,642	(a)
3.70%	10/15/49	31,000	35,133	(a)
3.80%	08/15/29	31,000	35,993	(a)
4.70%	03/15/22	200,000	210,178	(a)
American Water Capital Corp.
2.95%	09/01/27	75,000	82,684	(a)
Amgen Inc.
2.45%	02/21/30	156,000	167,575	(a)
3.15%	02/21/40	68,000	74,173	(a)
3.38%	02/21/50	19,000	21,206	(a)
4.56%	06/15/48	24,000	31,589	(a)
4.66%	06/15/51	7,000	9,504	(a)
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%	02/01/26	266,000	300,859	(a)
4.70%	02/01/36	16,000	20,283	(a)
4.90%	02/01/46	27,000	35,083	(a)
Anheuser-Busch InBev Worldwide Inc.
3.50%	06/01/30	95,000	110,089	(a)
4.00%	04/13/28	42,000	49,470	(a)
4.35%	06/01/40	129,000	157,930	(a)
4.38%	04/15/38	49,000	60,502	(a)

		Principal Amount	Fair Value
4.50%	06/01/50	$108,000	$136,302	(a)
4.60%	04/15/48	23,000	29,009	(a)
4.75%	04/15/58	13,000	17,092	(a)
5.55%	01/23/49	44,000	62,406	(a)
Anthem Inc.
2.88%	09/15/29	21,000	23,282	(a)
3.30%	01/15/23	27,000	28,579	(a)
3.70%	09/15/49	21,000	25,033	(a)
Apollo Management Holdings LP
2.65%	06/05/30	155,000	158,320	(a,h)
Apollo Management Holdings LP (4.95% fixed rate until 12/17/24; 3.27% + 5 year CMT Rate thereafter)
4.95%	01/14/50	50,000	51,006	(a,b,h)
Apple Inc.
2.15%	02/09/22	3,000	3,063	(a)
2.20%	09/11/29	76,000	82,090	(a)
2.95%	09/11/49	20,000	22,419	(a)
3.35%	02/09/27	15,000	17,075	(a)
3.45%	02/09/45	37,000	44,873	(a)
3.85%	08/04/46	43,000	55,301	(a)
Applied Materials Inc.
4.35%	04/01/47	98,000	135,820	(a)
Aptiv PLC
4.40%	10/01/46	23,000	25,029	(a)
Archer-Daniels-Midland Co.
2.50%	08/11/26	13,000	14,179	(a)
Ares Capital Corp.
3.25%	07/15/25	202,000	213,744	(a)
Ascension Health
4.85%	11/15/53	17,000	25,268	(a)
AstraZeneca PLC
4.00%	01/17/29	14,000	16,706	(a)
4.38%	08/17/48	6,000	8,066	(a)
AT&T Inc.
2.30%	06/01/27	65,000	69,257	(a)
2.63%	12/01/22	3,000	3,111	(a)
2.75%	06/01/31	282,000	301,334	(a)
3.30%	02/01/52	44,000	43,656	(a)
3.85%	06/01/60	85,000	89,550	(a)
4.35%	03/01/29	84,000	100,184	(a)
4.45%	04/01/24	24,000	26,791	(a)
4.50%	05/15/35	86,000	104,195	(a)
4.55%	03/09/49	31,000	36,993	(a)
4.75%	05/15/46	45,000	55,422	(a)
4.80%	06/15/44	24,000	29,809	(a)
4.85%	03/01/39	38,000	47,110	(a)
5.15%	11/15/46	5,000	6,457	(a)
5.25%	03/01/37	28,000	36,256	(a)
5.35%	12/15/43	18,000	22,895	(a)
5.45%	03/01/47	31,000	41,820	(a)
Athene Holding Ltd.
6.15%	04/03/30	67,000	83,161	(a)
Avangrid Inc.
3.15%	12/01/24	45,000	49,055	(a)
Avery Dennison Corp.
2.65%	04/30/30	18,000	19,349	(a)
Bank of America Corp.
3.25%	10/21/27	4,000	4,479	(a)
3.95%	04/21/25	89,000	100,282	(a)
4.18%	11/25/27	130,000	150,806	(a)
Bank of America Corp. (2.59% fixed rate until 04/29/30; 2.15% + SOFR thereafter)
2.59%	04/29/31	404,000	432,361	(a,b)
Bank of America Corp. (3.12% fixed rate until 01/20/22; 1.16% + 3 month USD LIBOR thereafter)
3.12%	01/20/23	31,000	31,896	(a,b)
Bank of America Corp. (3.37% fixed rate until 01/23/25; 0.81% + 3 month USD LIBOR thereafter)
3.37%	01/23/26	19,000	20,875	(a,b)
Bank of America Corp. (3.56% fixed rate until 04/23/26; 1.06% + 3 month USD LIBOR thereafter)
3.56%	04/23/27	202,000	228,147	(a,b)

State Street Active Core Bond Fund

Schedule of Investments	December 31, 2020 (Unaudited)

		Principal Amount	Fair Value
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.51% + 3 month USD LIBOR thereafter)
3.71%	04/24/28	$89,000	$101,487	(a,b)
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95%	01/23/49	21,000	26,115	(a,b)
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24%	04/24/38	114,000	140,769	(a,b)
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.31% + 3 month USD LIBOR thereafter)
4.27%	07/23/29	97,000	115,438	(a,b)
Bank of America Corp. (4.30% fixed rate until 01/28/25; 2.66% + 3 month USD LIBOR thereafter)
4.30%	12/31/99	80,000	82,148	(a,b)
Bank of America Corp. (4.44% fixed rate until 01/20/47; 1.99% + 3 month USD LIBOR thereafter)
4.44%	01/20/48	102,000	135,041	(a,b)
Bank of Montreal (4.34% fixed rate until 10/05/23; 1.28% + USD 5 year Swap Rate thereafter)
4.34%	10/05/28	45,000	49,332	(a,b)
Barclays PLC
4.84%	05/09/28	200,000	231,032	(a)
Barclays PLC (2.65% fixed rate until 06/24/30; 1.90% + 1 year CMT Rate thereafter)
2.65%	06/24/31	852,000	888,542	(a,b)
Barclays PLC (2.85% fixed rate until 05/07/25; 2.45% + 3 month USD LIBOR therefter)
2.85%	05/07/26	200,000	214,812	(a,b)
Barrick North America Finance LLC
5.70%	05/30/41	5,000	7,206	(a)
BAT Capital Corp.
2.26%	03/25/28	35,000	36,195	(a)
2.73%	03/25/31	74,000	76,607	(a)
3.56%	08/15/27	20,000	22,297	(a)
3.73%	09/25/40	70,000	73,219	(a)
3.98%	09/25/50	74,000	77,040	(a)
4.39%	08/15/37	37,000	41,409	(a)
4.54%	08/15/47	19,000	21,097	(a)
4.70%	04/02/27	34,000	40,090	(a)
4.91%	04/02/30	45,000	54,345	(a)
BAT International Finance PLC
1.67%	03/25/26	35,000	35,886	(a)
Baxter International Inc.
3.95%	04/01/30	70,000	83,646	(a,h)
Becton Dickinson and Co.
2.89%	06/06/22	23,000	23,739	(a)
3.70%	06/06/27	26,000	29,745	(a)
3.73%	12/15/24	4,000	4,430	(a)
4.67%	06/06/47	4,000	5,238	(a)
4.69%	12/15/44	3,000	3,874	(a)
Berkshire Hathaway Energy Co.
3.25%	04/15/28	19,000	21,671	(a)
3.70%	07/15/30	100,000	118,423	(a,h)
3.80%	07/15/48	47,000	56,200	(a)
4.25%	10/15/50	33,000	42,574	(a,h)
6.13%	04/01/36	79,000	116,657	(a)
Berkshire Hathaway Finance Corp.
1.45%	10/15/30	52,000	52,690	(a)
2.85%	10/15/50	55,000	58,988	(a)
Berry Global Inc.
4.88%	07/15/26	101,000	108,439	(h)
Biogen Inc.
2.25%	05/01/30	24,000	24,971	(a)
3.15%	05/01/50	17,000	17,558	(a)
Block Financial LLC
3.88%	08/15/30	20,000	21,583	(a)
BNP Paribas S.A. (2.82% fixed rate until 11/19/24; 1.11% + 3 month USD LIBOR thereafter)
2.82%	11/19/25	204,000	217,593	(a,b,h)
Boardwalk Pipelines LP
4.80%	05/03/29	28,000	32,060	(a)

		Principal Amount	Fair Value
Boston Scientific Corp.
4.70%	03/01/49	$11,000	$15,006	(a)
BP Capital Markets America Inc.
3.00%	02/24/50	55,000	56,587	(a)
3.02%	01/16/27	69,000	76,256	(a)
BP Capital Markets PLC (4.38% Fixed rate until 06/22/25; 4.04% + 5 year CMT Rate thereafter)
4.38%	12/31/99	66,000	70,363	(a,b)
BP Capital Markets PLC (4.88% Fixed rate until 03/22/30; 4.40% + 5 year CMT Rate thereafter)
4.88%	12/31/99	66,000	73,339	(a,b)
Bristol-Myers Squibb Co.
1.45%	11/13/30	145,000	145,593	(a)
2.35%	11/13/40	80,000	81,884	(a)
2.55%	11/13/50	62,000	63,359	(a)
3.20%	06/15/26	64,000	72,012	(a)
3.40%	07/26/29	52,000	60,448	(a)
3.45%	11/15/27	15,000	17,280	(a)
4.13%	06/15/39	23,000	29,486	(a)
4.25%	10/26/49	23,000	31,028	(a)
4.35%	11/15/47	4,000	5,384	(a)
4.55%	02/20/48	57,000	79,101	(a)
5.00%	08/15/45	33,000	47,613	(a)
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65%	01/15/23	6,000	6,247	(a)
3.13%	01/15/25	7,000	7,568	(a)
3.88%	01/15/27	6,000	6,731	(a)
Broadcom Inc.
3.15%	11/15/25	85,000	92,824	(a)
4.15%	11/15/30	66,000	76,315	(a)
4.30%	11/15/32	46,000	54,522	(a)
Brown-Forman Corp.
4.00%	04/15/38	6,000	7,425	(a)
Bunge Limited Finance Corp.
3.75%	09/25/27	12,000	13,723	(a)
Burlington Northern Santa Fe LLC
4.15%	12/15/48	75,000	99,841	(a)
4.55%	09/01/44	38,000	51,678	(a)
Cameron LNG LLC
3.30%	01/15/35	21,000	23,630	(a,h)
Canadian Natural Resources Ltd.
3.85%	06/01/27	42,000	47,186	(a)
4.95%	06/01/47	5,000	6,305	(a)
Canadian Pacific Railway Co.
2.90%	02/01/25	13,000	14,089	(a)
Capital One Financial Corp.
3.75%	07/28/26	675,000	763,270	(a)
Cardinal Health Inc.
2.62%	06/15/22	13,000	13,384	(a)
3.08%	06/15/24	12,000	12,907	(a)
Carrier Global Corp.
2.72%	02/15/30	45,000	48,107
3.38%	04/05/40	30,000	32,896
3.58%	04/05/50	45,000	50,332
Caterpillar Inc.
3.25%	09/19/49 - 04/09/50	111,000	130,309	(a)
3.80%	08/15/42	8,000	10,092	(a)
Centene Corp.
3.38%	02/15/30	63,000	66,265	(a)
4.25%	12/15/27	164,000	174,553	(a)
5.38%	08/15/26	297,000	314,045	(a,h)
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%	07/23/22	90,000	94,863	(a)
4.80%	03/01/50	22,000	26,129	(a)
4.91%	07/23/25	63,000	73,142	(a)
5.05%	03/30/29	48,000	58,176	(a)
5.75%	04/01/48	45,000	58,811	(a)
6.38%	10/23/35	4,000	5,484	(a)
6.48%	10/23/45	19,000	26,837	(a)
Cheniere Corpus Christi Holdings LLC
5.88%	03/31/25	81,000	94,258	(a)

State Street Active Core Bond Fund

Schedule of Investments	December 31, 2020 (Unaudited)

		Principal Amount	Fair Value
Chevron Corp.
1.55%	05/11/25	$23,000	$23,940	(a)
2.24%	05/11/30	44,000	47,180	(a)
2.98%	05/11/40	30,000	33,241	(a)
3.08%	05/11/50	55,000	61,400	(a)
Choice Hotels International Inc.
3.70%	01/15/31	45,000	49,716	(a)
Chubb INA Holdings Inc.
1.38%	09/15/30	410,000	408,635	(a)
4.35%	11/03/45	58,000	78,505	(a)
Cigna Corp.
2.40%	03/15/30	40,000	42,571	(a)
3.25%	04/15/25	24,000	26,368	(a)
3.40%	03/01/27 - 03/15/50	28,000	31,513	(a)
3.75%	07/15/23	48,000	51,843	(a)
3.88%	10/15/47	4,000	4,744	(a)
4.13%	11/15/25	34,000	39,114	(a)
4.38%	10/15/28	14,000	16,903	(a)
4.80%	08/15/38	12,000	15,605	(a)
4.90%	12/15/48	2,000	2,747	(a)
Cisco Systems Inc.
5.90%	02/15/39	16,000	24,534	(a)
Citigroup Inc.
4.40%	06/10/25	469,000	537,648	(a)
4.65%	07/23/48	112,000	154,391	(a)
4.75%	05/18/46	51,000	67,709	(a)
5.50%	09/13/25	81,000	97,414	(a)
Citigroup Inc. (1.68% fixed rate until 05/15/23; 1.67% + SOFR thereafter)
1.68%	05/15/24	220,000	226,785	(a,b)
Citigroup Inc. (2.88% fixed rate until 07/24/22; 0.95% + 3 month USD LIBOR thereafter)
2.88%	07/24/23	65,000	67,467	(a,b)
Citigroup Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98%	11/05/30	517,000	569,450	(a,b)
Citigroup Inc. (3.88% fixed rate until 01/24/38; 1.17% + 3 month USD LIBOR thereafter)
3.88%	01/24/39	39,000	46,688	(a,b)
Citigroup Inc. (4.70% fixed rate until 01/30/25; 3.23% + SOFR thereafter)
4.70%	12/31/99	83,000	85,249	(a,b)
CMS Energy Corp.
4.88%	03/01/44	53,000	70,295	(a)
CNA Financial Corp.
3.45%	08/15/27	37,000	41,884	(a)
3.90%	05/01/29	85,000	100,891	(a)
CNH Industrial Capital LLC
1.95%	07/02/23	70,000	72,167	(a)
CNOOC Finance 2014 ULC
4.25%	04/30/24	233,000	252,961	(a)
CNOOC Petroleum North America ULC
6.40%	05/15/37	69,000	94,952	(a)
Comcast Corp.
2.65%	08/15/62	55,000	55,019	(a)
2.80%	01/15/51	60,000	62,492	(a)
3.10%	04/01/25	35,000	38,492	(a)
3.20%	07/15/36	27,000	30,595	(a)
3.25%	11/01/39	62,000	70,089	(a)
3.45%	02/01/50	55,000	64,610	(a)
3.97%	11/01/47	63,000	78,820	(a)
4.15%	10/15/28	15,000	17,990	(a)
4.60%	08/15/45	8,000	10,713	(a)
4.70%	10/15/48	54,000	74,976	(a)
CommonSpirit Health
4.35%	11/01/42	129,000	151,191	(a)
Conagra Brands Inc.
5.30%	11/01/38	14,000	18,775	(a)
5.40%	11/01/48	12,000	17,114	(a)
Concho Resources Inc.
3.75%	10/01/27	10,000	11,438	(a)
4.30%	08/15/28	47,000	55,678	(a)
4.88%	10/01/47	9,000	12,250	(a)
ConocoPhillips Co.
4.30%	11/15/44	27,000	34,076	(a)

		Principal Amount	Fair Value
Consolidated Edison Company of New York Inc.
2.90%	12/01/26	$29,000	$31,691	(a)
3.35%	04/01/30	20,000	22,891	(a)
3.88%	06/15/47	65,000	76,840	(a)
3.95%	04/01/50	55,000	66,953	(a)
Constellation Brands Inc.
3.15%	08/01/29	288,000	320,636	(a)
3.70%	12/06/26	49,000	56,158	(a)
4.50%	05/09/47	23,000	29,161	(a)
Continental Resources Inc.
4.50%	04/15/23	122,000	125,728	(a)
Corning Inc.
4.38%	11/15/57	24,000	29,567	(a)
Corporate Nacional del Cobre de Chile
3.15%	01/15/51	85,000	85,668	(h)
Corporate Office Properties LP
2.25%	03/15/26	55,000	57,316	(a)
Costco Wholesale Corp.
1.75%	04/20/32	43,000	44,585	(a)
Crown Castle International Corp.
3.30%	07/01/30	349,000	391,798	(a)
4.15%	07/01/50	45,000	54,533	(a)
5.20%	02/15/49	44,000	59,910	(a)
CSX Corp.
4.50%	03/15/49 - 08/01/54	84,000	112,183	(a)
CubeSmart LP
4.38%	02/15/29	94,000	110,802	(a)
Cummins Inc.
1.50%	09/01/30	40,000	40,235	(a)
2.60%	09/01/50	40,000	40,723	(a)
CVS Health Corp.
3.00%	08/15/26	23,000	25,478	(a)
3.25%	08/15/29	25,000	28,153	(a)
3.63%	04/01/27	40,000	45,537	(a)
3.75%	04/01/30	30,000	34,976	(a)
3.88%	07/20/25	13,000	14,722	(a)
4.25%	04/01/50	25,000	31,269	(a)
4.30%	03/25/28	11,000	13,038	(a)
4.78%	03/25/38	13,000	16,463	(a)
5.00%	12/01/24	28,000	32,148	(a)
5.13%	07/20/45	27,000	36,224	(a)
5.30%	12/05/43	44,000	59,569	(a)
D.R. Horton Inc.
2.60%	10/15/25	110,000	118,665	(a)
Dell International LLC/EMC Corp.
4.00%	07/15/24	34,000	37,512	(a,h)
5.45%	06/15/23	269,000	297,600	(a,h)
6.02%	06/15/26	13,000	15,869	(a,h)
8.10%	07/15/36	3,000	4,411	(a,h)
8.35%	07/15/46	33,000	49,765	(a,h)
Devon Energy Corp.
5.00%	06/15/45	14,000	16,414	(a)
DH Europe Finance II Sarl
2.60%	11/15/29	35,000	38,276	(a)
3.25%	11/15/39	21,000	23,895	(a)
3.40%	11/15/49	11,000	13,044	(a)
Diamondback Energy Inc.
2.88%	12/01/24	50,000	52,519	(a)
3.25%	12/01/26	35,000	37,406	(a)
3.50%	12/01/29	31,000	33,135	(a)
5.38%	05/31/25	122,000	126,665	(a)
Digital Realty Trust LP
3.60%	07/01/29	45,000	51,609	(a)
Discovery Communications LLC
2.95%	03/20/23	65,000	68,450	(a)
3.95%	03/20/28	55,000	63,059	(a)
4.95%	05/15/42	5,000	6,030	(a)
5.00%	09/20/37	9,000	11,438	(a)
Dollar General Corp.
3.50%	04/03/30	106,000	122,020	(a)
4.13%	04/03/50	38,000	48,333	(a)
Dollar Tree Inc.
4.00%	05/15/25	51,000	57,568	(a)

State Street Active Core Bond Fund

Schedule of Investments	December 31, 2020 (Unaudited)

		Principal Amount	Fair Value
Dominion Energy Inc.
3.07%	08/15/24	$26,000	$28,096	(a,g)
3.38%	04/01/30	115,000	130,930	(a)
Dover Corp.
2.95%	11/04/29	40,000	43,380	(a)
DTE Energy Co.
2.85%	10/01/26	29,000	31,848	(a)
3.85%	12/01/23	15,000	16,323	(a)
Duke Energy Carolinas LLC
3.95%	03/15/48	17,000	21,291	(a)
Duke Energy Corp.
3.75%	09/01/46	11,000	12,767	(a)
Duke Energy Corp. (4.88% fixed rate until 09/16/24; 3.39% + 5 year CMT Rate thereafter)
4.88%	12/31/99	75,000	81,013	(a,b)
Duke Energy Progress LLC
4.15%	12/01/44	22,000	28,047	(a)
Duke Realty LP
3.05%	03/01/50	20,000	21,718	(a)
3.38%	12/15/27	37,000	41,643	(a)
DuPont de Nemours Inc.
2.17%	05/01/23	65,000	65,859	(a)
5.32%	11/15/38	9,000	12,199	(a)
5.42%	11/15/48	9,000	13,022	(a)
Duquesne Light Holdings Inc.
3.62%	08/01/27	22,000	24,376	(a,h)
DXC Technology Co.
4.00%	04/15/23	90,000	96,182	(a)
Eastman Chemical Co.
4.65%	10/15/44	44,000	55,641	(a)
Eaton Corp.
3.10%	09/15/27	51,000	57,136	(a)
Ecolab Inc.
1.30%	01/30/31	37,000	36,620	(a)
2.13%	08/15/50	84,000	80,201	(a)
Edison International
4.95%	04/15/25	75,000	85,474	(a)
5.75%	06/15/27	8,000	9,576	(a)
EI du Pont de Nemours & Co.
2.30%	07/15/30	82,000	87,264	(a)
Eli Lilly & Co.
3.95%	03/15/49	36,000	46,997	(a)
Emera US Finance LP
4.75%	06/15/46	3,000	3,831	(a)
Emerson Electric Co.
1.80%	10/15/27	32,000	33,786	(a)
2.75%	10/15/50	23,000	24,424	(a)
Empower Finance 2020 LP
1.36%	09/17/27	75,000	75,760	(a,h)
1.78%	03/17/31	299,000	305,838	(a,h)
Enbridge Energy Partners LP
5.50%	09/15/40	4,000	4,944	(a)
Enbridge Inc. (5.75% fixed rate until 04/15/30; 5.31% + 5 year CMT Rate thereafter)
5.75%	07/15/80	109,000	122,666	(a,b)
Energy Transfer Operating LP
4.25%	03/15/23	52,000	55,236	(a)
4.50%	04/15/24	8,000	8,765	(a)
4.95%	06/15/28	11,000	12,657	(a)
5.30%	04/15/47	44,000	48,429	(a)
6.13%	12/15/45	6,000	7,089	(a)
6.50%	02/01/42	26,000	31,797	(a)
Energy Transfer Operating LP (6.75% fixed rate until 05/15/25; 5.13% + 5 year CMT Rate thereafter)
6.75%	12/31/99	123,000	113,822	(a,b)
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%	11/01/23	18,000	19,494	(a)
Entergy Louisiana LLC
3.05%	06/01/31	16,000	18,107	(a)
4.00%	03/15/33	17,000	21,190	(a)
Enterprise Products Operating LLC
4.25%	02/15/48	43,000	50,426	(a)

		Principal Amount	Fair Value
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter)
5.25%	08/16/77	$13,000	$13,163	(a,b)
EOG Resources Inc.
4.15%	01/15/26	6,000	6,972	(a)
4.38%	04/15/30	100,000	121,886	(a)
4.95%	04/15/50	46,000	62,468	(a)
5.10%	01/15/36	11,000	13,686	(a)
Equinix Inc.
1.25%	07/15/25	60,000	61,174	(a)
2.15%	07/15/30	65,000	66,228	(a)
Equinor ASA
3.25%	11/18/49	20,000	22,253	(a)
ERP Operating LP
4.50%	07/01/44	36,000	47,560	(a)
Essex Portfolio LP
2.65%	03/15/32	25,000	26,792	(a)
Eversource Energy
3.45%	01/15/50	38,000	43,571	(a)
Exelon Corp.
3.50%	06/01/22	30,000	31,204	(a)
4.05%	04/15/30	67,000	79,325	(a)
4.45%	04/15/46	48,000	61,275	(a)
4.70%	04/15/50	45,000	59,646	(a)
Exxon Mobil Corp.
2.61%	10/15/30	134,000	146,332	(a)
3.45%	04/15/51	70,000	79,902	(a)
FedEx Corp.
3.80%	05/15/25	179,000	202,213	(a)
4.10%	02/01/45	103,000	122,112	(a)
FirstEnergy Transmission LLC
4.55%	04/01/49	80,000	93,385	(a,h)
Fiserv Inc.
3.50%	07/01/29	245,000	281,417	(a)
4.40%	07/01/49	12,000	15,995	(a)
Florida Power & Light Co.
2.85%	04/01/25	80,000	87,307	(a)
4.13%	02/01/42	73,000	92,868	(a)
Ford Motor Credit Company LLC
5.88%	08/02/21	205,000	209,457	(a)
Fox Corp.
3.50%	04/08/30	44,000	50,104	(a)
General Dynamics Corp.
4.25%	04/01/50	110,000	150,012	(a)
General Mills Inc.
2.88%	04/15/30	50,000	55,471	(a)
4.55%	04/17/38	14,000	18,069	(a)
4.70%	04/17/48	4,000	5,606	(a)
General Motors Co.
5.20%	04/01/45	4,000	4,840	(a)
5.40%	10/02/23 - 04/01/48	19,000	22,536	(a)
6.13%	10/01/25	66,000	80,135	(a)
6.80%	10/01/27	35,000	45,022	(a)
General Motors Financial Company Inc.
3.45%	01/14/22 - 04/10/22	441,000	453,804	(a)
3.55%	04/09/21	104,000	104,769	(a)
5.25%	03/01/26	24,000	28,220	(a)
Georgia-Pacific LLC
1.75%	09/30/25	90,000	94,174	(a,h)
3.60%	03/01/25	41,000	45,645	(a,h)
Gilead Sciences Inc.
1.20%	10/01/27	35,000	35,254	(a)
1.65%	10/01/30	30,000	30,061	(a)
2.60%	10/01/40	62,000	62,626	(a)
2.80%	10/01/50	37,000	36,945	(a)
2.95%	03/01/27	6,000	6,626	(a)
3.50%	02/01/25	13,000	14,374	(a)
3.65%	03/01/26	99,000	112,254	(a)
4.15%	03/01/47	10,000	12,239	(a)
4.80%	04/01/44	11,000	14,517	(a)
GlaxoSmithKline Capital Inc.
3.38%	05/15/23	29,000	31,067	(a)
3.63%	05/15/25	28,000	31,552	(a)

State Street Active Core Bond Fund

Schedule of Investments	December 31, 2020 (Unaudited)

		Principal Amount	Fair Value
GlaxoSmithKline Capital PLC
3.38%	06/01/29	$32,000	$37,212	(a)
Glencore Funding LLC
2.50%	09/01/30	200,000	204,412	(a,h)
Gray Oak Pipeline LLC
2.00%	09/15/23	125,000	127,156	(a,h)
2.60%	10/15/25	90,000	93,170	(a,h)
Halliburton Co.
3.80%	11/15/25	2,000	2,242	(a)
5.00%	11/15/45	16,000	18,873	(a)
HCA Inc.
4.13%	06/15/29	100,000	116,095	(a)
4.50%	02/15/27	45,000	52,371	(a)
Health Care Service Corp.
2.20%	06/01/30	110,000	114,841	(a,h)
3.20%	06/01/50	23,000	24,657	(a,h)
Healthcare Trust of America Holdings LP
2.00%	03/15/31	40,000	40,000	(a)
Hess Corp.
5.60%	02/15/41	8,000	9,684	(a)
5.80%	04/01/47	5,000	6,309	(a)
Hewlett Packard Enterprise Co.
6.35%	10/15/45	7,000	9,241	(a)
Highwoods Realty LP
4.13%	03/15/28	42,000	46,916	(a)
4.20%	04/15/29	127,000	144,805	(a)
Honeywell International Inc.
2.70%	08/15/29	53,000	59,216	(a)
Hormel Foods Corp.
1.80%	06/11/30	93,000	96,155	(a)
HSBC Holdings PLC
4.25%	03/14/24	248,000	273,718	(a)
HSBC Holdings PLC (2.01% fixed rate until 09/22/27; 1.73% + SOFR thereafter)
2.01%	09/22/28	400,000	409,560	(a,b)
Huntington Bancshares Inc.
2.55%	02/04/30	84,000	90,250	(a)
Hyundai Capital America
3.10%	04/05/22	17,000	17,492	(a,h)
Imperial Brands Finance PLC
3.50%	02/11/23	203,000	212,803	(a,h)
ING Groep N.V.
4.10%	10/02/23	204,000	224,204	(a)
Ingredion Inc.
2.90%	06/01/30	37,000	40,820	(a)
3.90%	06/01/50	20,000	23,874	(a)
Intel Corp.
2.45%	11/15/29	72,000	77,846	(a)
2.60%	05/19/26	33,000	35,965	(a)
3.10%	02/15/60	68,000	73,436	(a)
Intercontinental Exchange Inc.
1.85%	09/15/32	20,000	20,154	(a)
2.65%	09/15/40	20,000	20,514	(a)
3.00%	09/15/60	40,000	41,674	(a)
International Business Machines Corp.
4.15%	05/15/39	141,000	178,730	(a)
4.25%	05/15/49	141,000	184,898	(a)
International Paper Co.
4.40%	08/15/47	45,000	58,783	(a)
Interstate Power & Light Co.
3.40%	08/15/25	24,000	26,496	(a)
ITC Holdings Corp.
2.95%	05/14/30	110,000	120,494	(a,h)
Jabil Inc.
3.95%	01/12/28	24,000	27,241	(a)
John Deere Capital Corp.
2.45%	01/09/30	150,000	164,068	(a)
Johnson & Johnson
3.63%	03/03/37	38,000	46,623	(a)
Johnson Controls International PLC
4.50%	02/15/47	8,000	10,502	(a)

		Principal Amount	Fair Value
JPMorgan Chase & Co.
3.30%	04/01/26	$238,000	$266,500	(a)
3.63%	12/01/27	45,000	51,125	(a)
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + SOFR thereafter)
2.96%	05/13/31	70,000	76,629	(a,b)
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88%	07/24/38	110,000	133,671	(a,b)
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90%	01/23/49	95,000	119,905	(a,b)
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.25% + 3 month USD LIBOR thereafter)
3.96%	01/29/27	152,000	174,747	(a,b)
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.12% + 3 month USD LIBOR thereafter)
4.01%	04/23/29	76,000	89,181	(a,b)
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + SOFR thereafter)
4.49%	03/24/31	449,000	553,604	(a,b)
JPMorgan Chase & Co. (4.60% fixed rate until 02/01/25; 3.13% + SOFR thereafter)
4.60%	12/31/99	81,000	83,456	(a,b)
JPMorgan Chase & Co. (6.10% fixed rate until 10/01/24; 3.33% + 3 month USD LIBOR thereafter)
6.10%	10/29/49	170,000	186,140	(a,b)
Keurig Dr Pepper Inc.
3.20%	05/01/30	74,000	83,968	(a)
3.80%	05/01/50	98,000	117,290	(a)
4.50%	11/15/45	12,000	15,362	(a)
4.60%	05/25/28	19,000	23,179	(a)
KeyCorp
2.25%	04/06/27	133,000	142,395	(a)
Kinder Morgan Energy Partners LP
4.70%	11/01/42	5,000	5,726	(a)
5.00%	03/01/43	16,000	18,916	(a)
6.38%	03/01/41	13,000	17,069	(a)
Kinder Morgan Inc.
5.05%	02/15/46	13,000	15,833	(a)
KLA Corp.
3.30%	03/01/50	95,000	107,189	(a)
4.10%	03/15/29	90,000	107,863	(a)
4.65%	11/01/24	66,000	75,169	(a)
Kohl’s Corp.
9.50%	05/15/25	21,000	27,217	(a)
L3Harris Technologies Inc.
3.85%	12/15/26	194,000	224,324	(a)
Lear Corp.
4.25%	05/15/29	34,000	38,773	(a)
5.25%	05/15/49	15,000	18,358	(a)
Leidos Inc.
2.95%	05/15/23	88,000	92,599	(a,h)
3.63%	05/15/25	25,000	27,949	(a,h)
4.38%	05/15/30	111,000	133,057	(a,h)
Liberty Mutual Group Inc.
3.95%	05/15/60	21,000	25,186	(a,h)
Life Storage LP
2.20%	10/15/30	70,000	71,514	(a)
Lincoln National Corp.
3.63%	12/12/26	32,000	36,636	(a)
4.35%	03/01/48	154,000	196,703	(a)
Lloyds Banking Group PLC
3.75%	01/11/27	400,000	454,068	(a)
Lockheed Martin Corp.
3.55%	01/15/26	9,000	10,227	(a)
3.80%	03/01/45	18,000	22,420	(a)
4.50%	05/15/36	27,000	35,657	(a)
Lowe’s Companies Inc.
1.30%	04/15/28	30,000	30,178	(a)
1.70%	10/15/30	22,000	22,238	(a)
3.00%	10/15/50	76,000	81,518	(a)
3.70%	04/15/46	14,000	16,690	(a)
4.05%	05/03/47	12,000	15,003	(a)

State Street Active Core Bond Fund

Schedule of Investments	December 31, 2020 (Unaudited)

		Principal Amount	Fair Value
LYB International Finance BV
4.88%	03/15/44	$7,000	$8,822	(a)
LYB International Finance II BV
3.50%	03/02/27	9,000	10,092	(a)
LYB International Finance III LLC
1.25%	10/01/25	30,000	30,527	(a)
3.63%	04/01/51	53,000	57,884	(a)
3.80%	10/01/60	26,000	27,850	(a)
Marathon Oil Corp.
3.85%	06/01/25	14,000	15,004	(a)
Masco Corp.
3.50%	11/15/27	7,000	7,922	(a)
Mastercard Inc.
3.30%	03/26/27	40,000	45,638	(a)
3.85%	03/26/50	15,000	19,388	(a)
McCormick & Company Inc.
2.50%	04/15/30	39,000	41,776	(a)
3.25%	11/15/25	254,000	279,326	(a)
McDonald’s Corp.
3.60%	07/01/30	68,000	79,659	(a)
3.63%	09/01/49	12,000	14,091	(a)
3.70%	01/30/26	9,000	10,229	(a)
3.80%	04/01/28	25,000	29,252	(a)
4.20%	04/01/50	33,000	42,313	(a)
4.88%	12/09/45	17,000	23,057	(a)
Medtronic Inc.
4.63%	03/15/45	4,000	5,684	(a)
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	34,000	44,662	(a)
Merck & Company Inc.
1.45%	06/24/30	135,000	136,548	(a)
2.45%	06/24/50	130,000	134,647	(a)
2.75%	02/10/25	23,000	25,015	(a)
4.00%	03/07/49	6,000	7,926	(a)
MetLife Inc.
4.05%	03/01/45	13,000	16,648	(a)
4.72%	12/15/44	63,000	86,280	(a)
Microchip Technology Inc.
2.67%	09/01/23	471,000	493,245	(a,h)
Micron Technology Inc.
2.50%	04/24/23	65,000	67,783	(a)
Microsoft Corp.
2.40%	08/08/26	63,000	68,724	(a)
2.68%	06/01/60	11,000	11,956	(a)
2.88%	02/06/24	150,000	160,984	(a)
3.45%	08/08/36	18,000	22,182	(a)
3.50%	02/12/35	18,000	22,140	(a)
3.70%	08/08/46	124,000	156,920	(a)
3.95%	08/08/56	56,000	76,691	(a)
4.10%	02/06/37	5,000	6,538	(a)
Morgan Stanley
3.70%	10/23/24	130,000	144,699	(a)
3.95%	04/23/27	183,000	211,608	(a)
4.35%	09/08/26	67,000	78,846	(a)
5.00%	11/24/25	597,000	712,866	(a)
Morgan Stanley (2.72% fixed rate until 07/22/24; 1.15% + SOFR thereafter)
2.72%	07/22/25	197,000	210,751	(a,b)
Morgan Stanley (3.62% fixed rate until 04/01/30; 3.12% + SOFR thereafter)
3.62%	04/01/31	255,000	296,374	(a,b)
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter)
3.97%	07/22/38	141,000	174,438	(a,b)
MPLX LP
1.75%	03/01/26	40,000	41,371	(a)
2.65%	08/15/30	50,000	52,523	(a)
3.38%	03/15/23	164,000	173,578	(a)
5.20%	12/01/47	8,000	9,724	(a)
5.25%	01/15/25	162,000	166,471	(a)
MPLX LP (1.34% fixed rate until 02/01/2021; 1.10% + 3 month USD LIBOR)
1.33%	09/09/22	65,000	65,017	(a,b)

		Principal Amount	Fair Value
Mylan Inc.
5.20%	04/15/48	$14,000	$18,420	(a)
National Oilwell Varco Inc.
3.60%	12/01/29	61,000	63,736	(a)
National Retail Properties Inc.
4.00%	11/15/25	82,000	91,601	(a)
Newmont Corp.
4.88%	03/15/42	21,000	28,439	(a)
NextEra Energy Capital Holdings Inc.
3.25%	04/01/26	39,000	43,629	(a)
NextEra Energy Capital Holdings Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 month USD LIBOR thereafter)
5.65%	05/01/79	80,000	93,898	(a,b)
NIKE Inc.
3.38%	03/27/50	23,000	28,409	(a)
NiSource Inc.
3.60%	05/01/30	47,000	54,471	(a)
3.95%	03/30/48	14,000	17,208	(a)
Noble Energy Inc.
3.85%	01/15/28	43,000	49,796	(a)
3.90%	11/15/24	16,000	17,785	(a)
4.20%	10/15/49	6,000	7,797	(a)
5.05%	11/15/44	4,000	5,613	(a)
Norfolk Southern Corp.
3.95%	10/01/42	19,000	23,023	(a)
Northrop Grumman Corp.
3.85%	04/15/45	4,000	4,848	(a)
4.03%	10/15/47	7,000	8,752	(a)
Novartis Capital Corp.
2.20%	08/14/30	117,000	125,831	(a)
NRG Energy Inc.
2.00%	12/02/25	75,000	77,725	(h)
2.45%	12/02/27	50,000	52,488	(h)
Nucor Corp.
2.98%	12/15/55	25,000	26,130	(h)
3.95%	05/01/28	26,000	30,685	(a)
Nutrien Ltd.
4.00%	12/15/26	16,000	18,589	(a)
4.90%	06/01/43	15,000	19,286	(a)
NVIDIA Corp.
2.85%	04/01/30	45,000	50,625	(a)
3.50%	04/01/50	130,000	157,591	(a)
NXP BV/NXP Funding LLC/NXP USA Inc.
2.70%	05/01/25	95,000	102,141	(a,h)
Occidental Petroleum Corp.
2.90%	08/15/24	17,000	16,385	(a)
Oklahoma Gas & Electric Co.
3.25%	04/01/30	35,000	39,813	(a)
Oncor Electric Delivery Company LLC
3.80%	09/30/47	16,000	19,791	(a)
ONEOK Inc.
4.35%	03/15/29	38,000	43,042	(a)
Oracle Corp.
2.40%	09/15/23	18,000	18,934	(a)
2.65%	07/15/26	28,000	30,686	(a)
2.95%	04/01/30	142,000	158,723	(a)
3.60%	04/01/50	120,000	140,083	(a)
3.80%	11/15/37	8,000	9,616	(a)
4.00%	07/15/46 - 11/15/47	47,000	57,691	(a)
4.13%	05/15/45	5,000	6,213	(a)
Otis Worldwide Corp.
2.06%	04/05/25	55,000	58,334	(a)
2.57%	02/15/30	30,000	32,205	(a)
3.36%	02/15/50	25,000	29,041	(a)
Ovintiv Exploration Inc.
5.63%	07/01/24	217,000	232,218	(a)
Owens Corning
4.40%	01/30/48	18,000	21,723	(a)
Pacific Gas & Electric Co.
2.50%	02/01/31	66,000	66,024	(a)
Pacific Gas & Electric Co.
2.10%	08/01/27	35,000	35,605	(a)

State Street Active Core Bond Fund

Schedule of Investments	December 31, 2020 (Unaudited)

		Principal Amount	Fair Value
3.30%	08/01/40	$66,000	$66,119	(a)
3.50%	08/01/50	30,000	29,760	(a)
PacifiCorp
2.70%	09/15/30	40,000	44,066	(a)
6.25%	10/15/37	140,000	210,309	(a)
Parker-Hannifin Corp.
3.25%	06/14/29	26,000	29,505	(a)
PartnerRe Finance B LLC (4.50% fixed rate until 04/01/30; 3.82% + 5 year CMT Rate thereafter)
4.50%	10/01/50	175,000	182,441	(a,b)
PayPal Holdings Inc.
2.65%	10/01/26	45,000	49,451	(a)
3.25%	06/01/50	85,000	97,680	(a)
PepsiCo Inc.
1.63%	05/01/30	90,000	92,344	(a)
2.63%	07/29/29	63,000	69,613	(a)
3.45%	10/06/46	18,000	21,658	(a)
Pfizer Inc.
2.63%	04/01/30	104,000	115,335	(a)
2.70%	05/28/50	150,000	160,822	(a)
3.45%	03/15/29	35,000	40,854	(a)
3.60%	09/15/28	34,000	40,079	(a)
3.90%	03/15/39	17,000	21,205	(a)
4.13%	12/15/46	10,000	13,179	(a)
4.40%	05/15/44	6,000	8,076	(a)
Philip Morris International Inc.
1.50%	05/01/25	25,000	25,903	(a)
2.10%	05/01/30	21,000	21,873	(a)
4.13%	03/04/43	3,000	3,681	(a)
Phillips 66
2.15%	12/15/30	221,000	224,160	(a)
Phillips 66 Partners LP
3.15%	12/15/29	133,000	138,788	(a)
3.75%	03/01/28	15,000	16,315	(a)
4.68%	02/15/45	16,000	17,373	(a)
Plains All American Pipeline LP/PAA Finance Corp.
3.55%	12/15/29	33,000	34,551	(a)
3.65%	06/01/22	40,000	41,212	(a)
PPL Capital Funding Inc.
3.10%	05/15/26	71,000	78,531	(a)
Precision Castparts Corp.
4.38%	06/15/45	17,000	21,375	(a)
Prologis LP
4.38%	02/01/29	24,000	29,349	(a)
Prudential Financial Inc.
3.94%	12/07/49	94,000	114,586	(a)
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70%	09/15/48	102,000	117,742	(a,b)
PVH Corp.
4.63%	07/10/25	80,000	90,055	(a)
QUALCOMM Inc.
1.30%	05/20/28	8,000	8,084	(a,h)
1.65%	05/20/32	13,000	13,045	(a,h)
3.25%	05/20/27	4,000	4,542	(a)
4.30%	05/20/47	2,000	2,690	(a)
Quest Diagnostics Inc.
2.95%	06/30/30	15,000	16,551	(a)
Ralph Lauren Corp.
1.70%	06/15/22	15,000	15,276	(a)
Raytheon Technologies Corp.
3.13%	05/04/27	243,000	271,314	(a)
3.50%	03/15/27	19,000	21,675
3.65%	08/16/23	2,000	2,157	(a)
3.95%	08/16/25	14,000	16,052	(a)
4.13%	11/16/28	6,000	7,157	(a)
4.15%	05/15/45	18,000	22,734	(a)
4.45%	11/16/38	14,000	17,800	(a)
4.50%	06/01/42	12,000	15,651	(a)
Realty Income Corp.
3.00%	01/15/27	51,000	56,399	(a)
3.25%	01/15/31	40,000	45,420	(a)

		Principal Amount	Fair Value
Regeneron Pharmaceuticals Inc.
1.75%	09/15/30	$75,000	$73,924	(a)
2.80%	09/15/50	35,000	33,895	(a)
Reliance Steel & Aluminum Co.
2.15%	08/15/30	180,000	185,269	(a)
Rio Tinto Finance USA PLC
4.13%	08/21/42	15,000	19,569	(a)
Rockwell Automation Inc.
4.20%	03/01/49	61,000	82,524	(a)
Rogers Communications Inc.
5.00%	03/15/44	9,000	12,343	(a)
Roper Technologies Inc.
2.95%	09/15/29	104,000	114,388	(a)
Ross Stores Inc.
4.70%	04/15/27	17,000	20,098	(a)
Royalty Pharma PLC
0.75%	09/02/23	35,000	35,177	(a,h)
1.20%	09/02/25	45,000	45,717	(a,h)
1.75%	09/02/27	30,000	30,844	(a,h)
2.20%	09/02/30	15,000	15,399	(a,h)
3.30%	09/02/40	16,000	16,847	(a,h)
3.55%	09/02/50	11,000	11,722	(a,h)
RPM International Inc.
3.75%	03/15/27	21,000	23,274	(a)
Ryder System Inc.
2.90%	12/01/26	105,000	115,373	(a)
Sabine Pass Liquefaction LLC
4.20%	03/15/28	14,000	16,066	(a)
4.50%	05/15/30	25,000	29,719	(a,h)
5.00%	03/15/27	8,000	9,442	(a)
5.88%	06/30/26	67,000	81,028	(a)
Schlumberger Holdings Corp.
3.90%	05/17/28	16,000	18,050	(a,h)
Sempra Energy
3.80%	02/01/38	11,000	12,712	(a)
4.00%	02/01/48	26,000	30,901	(a)
Shell International Finance BV
2.38%	08/21/22	2,000	2,069	(a)
3.13%	11/07/49	81,000	89,637	(a)
3.75%	09/12/46	10,000	12,088	(a)
4.13%	05/11/35	15,000	18,769	(a)
Shire Acquisitions Investments Ireland DAC
2.88%	09/23/23	2,000	2,120	(a)
3.20%	09/23/26	12,000	13,420	(a)
Simon Property Group LP
3.38%	06/15/27	67,000	74,158	(a)
Societe Generale S.A. (1.49% fixed rate until 12/14/25; 1.10% + 1 year CMT Rate thereafter)
1.49%	12/14/26	201,000	202,817	(b,h)
Southern California Edison Co.
2.40%	02/01/22	37,000	37,631	(a)
4.00%	04/01/47	57,000	67,039	(a)
4.20%	03/01/29	39,000	45,701	(a)
Southern Company Gas Capital Corp.
3.95%	10/01/46	41,000	48,232	(a)
4.40%	05/30/47	13,000	16,338	(a)
Southwest Airlines Co.
2.63%	02/10/30	67,000	68,318	(a)
Southwestern Electric Power Co.
2.75%	10/01/26	23,000	24,990	(a)
Spectra Energy Partners LP
3.38%	10/15/26	8,000	8,935	(a)
4.50%	03/15/45	4,000	4,699	(a)
Standard Chartered PLC (2.82% fixed rate until 01/30/25; 1.21% + 3 month USD LIBOR thereafter)
2.82%	01/30/26	203,000	215,081	(a,b,h)
Starbucks Corp.
4.00%	11/15/28	19,000	22,600	(a)
Steel Dynamics Inc.
3.25%	10/15/50	22,000	22,864	(a)
3.45%	04/15/30	105,000	118,856	(a)

State Street Active Core Bond Fund

Schedule of Investments	December 31, 2020 (Unaudited)

		Principal Amount	Fair Value
Stryker Corp.
1.95%	06/15/30	$88,000	$90,544	(a)
2.90%	06/15/50	40,000	42,414	(a)
Sumitomo Mitsui Financial Group Inc.
2.35%	01/15/25	400,000	424,308	(a)
Suncor Energy Inc.
4.00%	11/15/47	5,000	5,666	(a)
Sunoco Logistics Partners Operations LP
5.30%	04/01/44	19,000	20,517	(a)
Sysco Corp.
3.25%	07/15/27	19,000	21,204	(a)
5.95%	04/01/30	40,000	52,585	(a)
6.60%	04/01/50	10,000	15,350	(a)
T-Mobile USA Inc.
3.50%	04/15/25	55,000	60,853	(a,h)
3.75%	04/15/27	100,000	114,047	(a,h)
3.88%	04/15/30	80,000	92,487	(a,h)
4.50%	04/15/50	40,000	49,568	(a,h)
Tampa Electric Co.
4.35%	05/15/44	44,000	55,455	(a)
Target Corp.
2.50%	04/15/26	24,000	26,524	(a)
Teck Resources Ltd.
3.90%	07/15/30	42,000	46,760	(a)
TELUS Corp.
3.70%	09/15/27	150,000	172,701	(a)
Texas Instruments Inc.
3.88%	03/15/39	23,000	28,827	(a)
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75%	08/15/53	40,000	42,838	(a,b)
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter)
4.63%	12/29/49	86,000	91,397	(a,b)
The Bank of Nova Scotia (4.65% fixed rate until 10/12/22; 2.65% + 3 month USD LIBOR thereafter)
4.65%	12/31/99	109,000	109,283	(a,b)
The Boeing Co.
2.70%	02/01/27	158,000	164,263	(a)
2.95%	02/01/30	13,000	13,443	(a)
3.25%	03/01/28	18,000	19,061	(a)
3.55%	03/01/38	19,000	19,439	(a)
3.75%	02/01/50	39,000	40,786	(a)
5.04%	05/01/27	261,000	305,383	(a)
5.15%	05/01/30	113,000	136,774	(a)
5.81%	05/01/50	101,000	139,079	(a)
The Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 year CMT Rate thereafter)
4.00%	12/31/99	125,000	131,221	(b)
The Cleveland Electric Illuminating Co.
4.55%	11/15/30	71,000	81,901	(a,h)
The Clorox Co.
1.80%	05/15/30	110,000	113,222	(a)
The Coca-Cola Co.
2.60%	06/01/50	137,000	143,962	(a)
2.75%	06/01/60	45,000	48,457	(a)
The Dow Chemical Co.
2.10%	11/15/30	128,000	131,012	(a)
3.60%	11/15/50	53,000	59,426	(a)
4.25%	10/01/34	26,000	31,390	(a)
5.55%	11/30/48	16,000	23,022	(a)
The Estee Lauder Companies Inc.
2.38%	12/01/29	80,000	86,569	(a)
3.13%	12/01/49	25,000	28,854	(a)
The George Washington University
4.13%	09/15/48	84,000	105,709	(a)
The Goldman Sachs Group Inc.
2.60%	02/07/30	340,000	365,796	(a)
3.50%	04/01/25 - 11/16/26	186,000	208,364	(a)
3.85%	01/26/27	200,000	228,538	(a)
4.25%	10/21/25	204,000	233,692	(a)
5.15%	05/22/45	71,000	99,407	(a)

		Principal Amount	Fair Value
The Goldman Sachs Group Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter)
3.81%	04/23/29	$116,000	$134,250	(a,b)
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02%	10/31/38	50,000	60,966	(a,b)
The Hartford Financial Services Group Inc.
2.80%	08/19/29	65,000	70,954	(a)
The Hartford Financial Services Group Inc. (2.35% fixed rate until 02/01/2021; 2.13% + 3 month USD LIBOR)
2.35%	02/12/67	95,000	83,118	(a,b,h)
The Home Depot Inc.
2.70%	04/15/30	53,000	59,099	(a)
3.35%	04/15/50	46,000	54,878	(a)
3.50%	09/15/56	21,000	25,952	(a)
3.90%	12/06/28 - 06/15/47	64,000	79,665	(a)
4.50%	12/06/48	38,000	53,402	(a)
The Kroger Co.
2.20%	05/01/30	41,000	43,112	(a)
4.65%	01/15/48	12,000	15,734	(a)
The Mosaic Co.
5.63%	11/15/43	4,000	5,181	(a)
The Sherwin-Williams Co.
3.45%	06/01/27	7,000	7,933	(a)
4.50%	06/01/47	6,000	7,991	(a)
The Southern Co.
3.25%	07/01/26	8,000	8,971	(a)
4.40%	07/01/46	5,000	6,291	(a)
The Travelers Companies Inc.
2.55%	04/27/50	89,000	93,563	(a)
The Walt Disney Co.
2.65%	01/13/31	65,000	71,258	(a)
3.38%	11/15/26	7,000	7,895	(a)
3.60%	01/13/51	66,000	80,001	(a)
4.75%	11/15/46	5,000	6,762	(a)
6.65%	11/15/37	31,000	48,789	(a)
The Williams Companies Inc.
3.75%	06/15/27	6,000	6,862	(a)
4.85%	03/01/48	15,000	18,483	(a)
4.90%	01/15/45	52,000	61,918	(a)
5.40%	03/04/44	4,000	4,937	(a)
Thermo Fisher Scientific Inc.
4.13%	03/25/25	3,000	3,413	(a)
4.50%	03/25/30	15,000	18,719	(a)
Time Warner Cable LLC
4.50%	09/15/42	4,000	4,660	(a)
6.55%	05/01/37	17,000	23,332	(a)
Total Capital International S.A.
3.46%	02/19/29	54,000	62,523	(a)
Trane Technologies Luxembourg Finance S.A.
3.55%	11/01/24	26,000	28,730	(a)
3.80%	03/21/29	64,000	75,091	(a)
TransCanada PipeLines Ltd.
4.25%	05/15/28	39,000	46,146	(a)
4.88%	01/15/26	7,000	8,324	(a)
Transcanada Trust (5.63% fixed rate until 05/20/25; 3.53% + 3 month USD LIBOR thereafter)
5.63%	05/20/75	85,000	92,254	(a,b)
Transcontinental Gas Pipe Line Company LLC
4.00%	03/15/28	16,000	18,354	(a)
Truist Financial Corp. (4.80% fixed rate until 09/01/24; 3.00% + 5 year CMT Rate thereafter)
4.80%	12/31/99	83,000	87,344	(a,b)
TSMC Global Ltd.
0.75%	09/28/25	247,000	246,476	(a,h)
1.00%	09/28/27	201,000	199,080	(a,h)
1.38%	09/28/30	201,000	197,643	(a,h)
TWDC Enterprises 18 Corp.
4.13%	06/01/44	5,000	6,362	(a)
Tyco Electronics Group S.A.
3.13%	08/15/27	28,000	31,043	(a)
Tyson Foods Inc.

State Street Active Core Bond Fund

Schedule of Investments	December 31, 2020 (Unaudited)

		Principal Amount	Fair Value
4.00%	03/01/26	$79,000	$90,795	(a)
4.55%	06/02/47	4,000	5,303	(a)
UDR Inc.
2.10%	08/01/32	55,000	56,045	(a)
3.00%	08/15/31	25,000	27,575	(a)
Union Pacific Corp.
3.50%	06/08/23	31,000	33,228	(a)
3.60%	09/15/37	6,000	6,964	(a)
4.10%	09/15/67	21,000	26,327	(a)
4.30%	03/01/49	26,000	34,048	(a)
UnitedHealth Group Inc.
2.00%	05/15/30	70,000	74,320	(a)
4.45%	12/15/48	18,000	24,833	(a)
4.75%	07/15/45	9,000	12,652	(a)
Unum Group
4.50%	03/15/25	22,000	24,942	(a)
Vale S.A.
5.63%	09/11/42	19,000	25,504	(a)
Valero Energy Corp.
2.85%	04/15/25	43,000	45,877	(a)
4.00%	04/01/29	26,000	29,259	(a)
Ventas Realty LP
3.25%	10/15/26	88,000	96,814	(a)
VEREIT Operating Partnership LP
2.85%	12/15/32	45,000	47,037	(a)
Verizon Communications Inc.
2.45%	11/01/22	700,000	723,828	(a)
3.00%	03/22/27	304,000	336,911	(a)
4.33%	09/21/28	51,000	61,318	(a)
4.40%	11/01/34	239,000	298,372	(a)
4.52%	09/15/48	43,000	55,683	(a)
4.67%	03/15/55	58,000	77,704	(a)
5.25%	03/16/37	16,000	21,837	(a)
ViacomCBS Inc.
2.90%	01/15/27	16,000	17,560	(a)
3.45%	10/04/26	19,000	20,536	(a)
3.70%	06/01/28	38,000	43,396	(a)
5.25%	04/01/44	4,000	5,210	(a)
Virginia Electric & Power Co.
4.00%	11/15/46	42,000	53,552	(a)
Visa Inc.
2.00%	08/15/50	55,000	52,318	(a)
2.05%	04/15/30	45,000	48,119	(a)
2.70%	04/15/40	47,000	51,348	(a)
Vodafone Group PLC
4.38%	05/30/28	48,000	57,567	(a)
5.25%	05/30/48	22,000	30,545	(a)
Volkswagen Group of America Finance LLC
1.63%	11/24/27	201,000	202,972	(a,h)
Vornado Realty LP
3.50%	01/15/25	14,000	14,781	(a)
Vulcan Materials Co.
3.90%	04/01/27	14,000	16,321	(a)
Walmart Inc.
3.63%	12/15/47	14,000	17,735	(a)
3.70%	06/26/28	29,000	34,134	(a)
3.95%	06/28/38	29,000	36,925	(a)
4.05%	06/29/48	43,000	58,200	(a)
WEC Energy Group Inc.
3.55%	06/15/25	25,000	27,872	(a)
Wells Fargo & Co.
4.15%	01/24/29	82,000	97,272	(a)
4.75%	12/07/46	121,000	158,433	(a)
Wells Fargo & Co. (1.65% fixed rate until 06/02/23; 1.60% + SOFR thereafter)
1.65%	06/02/24	55,000	56,533	(a,b)
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39%	06/02/28	70,000	74,494	(a,b)
Wells Fargo & Co. (2.88% fixed rate until 10/30/29; 1.17% + 3 month USD LIBOR thereafter)
2.88%	10/30/30	45,000	49,050	(a,b)
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07%	04/30/41	95,000	103,004	(a,b)

		Principal Amount	Fair Value
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.17% + 3 month USD LIBOR thereafter)
3.20%	06/17/27	$501,000	$555,900	(a,b)
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter)
5.88%	12/29/49	117,000	131,709	(a,b)
Western Midstream Operating LP
5.38%	06/01/21	49,000	49,412	(a)
Westpac Banking Corp. (2.89% fixed rate until 02/04/25; 1.35% + 5 year CMT Rate thereafter)
2.89%	02/04/30	82,000	85,988	(a,b)
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 year CMT Rate thereafter)
4.11%	07/24/34	32,000	36,357	(a,b)
Willis North America Inc.
3.60%	05/15/24	75,000	81,919	(a)
3.88%	09/15/49	45,000	55,092	(a)
WPP Finance 2010
3.75%	09/19/24	19,000	21,072	(a)
WRKCo Inc.
3.00%	09/15/24	19,000	20,431	(a)
Xcel Energy Inc.
3.40%	06/01/30	55,000	63,200	(a)
Zoetis Inc.
3.00%	09/12/27	7,000	7,836	(a)
3.90%	08/20/28	21,000	24,755	(a)
			59,450,934

Non-Agency Collateralized Mortgage Obligations – 8.7%
Banc of America Commercial Mortgage Trust 2015-UBS7
4.36%	09/15/48	160,000	142,155	(a,b)
BANK 2017-BNK7
3.18%	09/15/60	1,168,000	1,299,382	(a)
BANK 2018-BNK15
4.41%	11/15/61	487,000	586,823	(a,b)
Benchmark 2019-B12 Mortgage Trust
3.12%	08/15/52	140,000	157,814	(a)
Benchmark 2019-B9 Mortgage Trust
4.02%	03/15/52	1,000,000	1,186,846	(a)
Cantor Commercial Real Estate Lending 2019-CF3
3.01%	01/15/53	222,000	247,325	(a)
CD 2019-CD8 Mortgage Trust
2.91%	08/15/57	827,000	915,214	(a)
CFCRE Commercial Mortgage Trust 2016-C7
4.43%	12/10/54	160,000	143,491	(a,b)
Citigroup Commercial Mortgage Trust 2015-GC35
4.49%	11/10/48	158,000	143,108	(a,b)
Citigroup Commercial Mortgage Trust 2015-P1
3.72%	09/15/48	717,000	805,912	(a)
Citigroup Commercial Mortgage Trust 2016-P6
3.72%	12/10/49	126,803	145,396	(a,b)
COMM 2012-CCRE3 Mortgage Trust
3.92%	10/15/45	107,000	105,218	(h)
CSAIL 2015-C3 Commercial Mortgage Trust
4.13%	08/15/48	118,443	112,104	(a,b)
CSAIL 2016-C7 Commercial Mortgage Trust
4.34%	11/15/49	267,000	269,450	(b)
GS Mortgage Securities Trust 2012-GCJ9
1.93%	11/10/45	679,866	18,269	(a,b,c)
GS Mortgage Securities Trust 2014-GC24
4.51%	09/10/47	211,000	209,188	(a,b)
GS Mortgage Securities Trust 2015-GS1
4.42%	11/10/48	213,000	186,094	(a,b)
GS Mortgage Securities Trust 2016-GS3
2.85%	10/10/49	379,000	412,816	(a)
GS Mortgage Securities Trust 2019-GC42
2.75%	09/01/52	773,000	840,342	(a)
GS Mortgage Securities Trust 2019-GSA1
3.05%	11/10/52	1,526,000	1,712,023	(a)
JP Morgan Chase Commercial Mortgage Securities Trust 2012-LC9
1.49%	12/15/47	573,618	13,107	(a,b,c)
JPMBB Commercial Mortgage Securities Trust 2015-C32
4.65%	11/15/48	494,000	402,361	(a,b)

State Street Active Core Bond Fund

Schedule of Investments	December 31, 2020 (Unaudited)

		Principal Amount	Fair Value
MASTR Alternative Loan Trust 2003-5
5.00%	08/25/18	$1,097	$12	(c)
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7
4.12%	02/15/46	223,000	191,406	(b)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
0.88%	03/15/48	3,464,853	98,872	(a,b,c)
Morgan Stanley Capital I Trust 2006-IQ11
5.99%	10/15/42	30,294	30,122	(a,b)
Morgan Stanley Capital I Trust 2016-UBS12
4.03%	12/15/49	227,000	211,800	(b)
UBS Commercial Mortgage Trust 2012-C1
5.57%	05/10/45	146,000	140,480	(a,b,h)
UBS Commercial Mortgage Trust 2018-C12
4.79%	08/15/51	189,000	217,482	(a,b)
UBS-Barclays Commercial Mortgage Trust 2013-C6
3.88%	04/10/46	535,000	535,085	(b,h)
Wells Fargo Commercial Mortgage Trust 2014-LC16
4.32%	08/15/50	534,000	525,445
Wells Fargo Commercial Mortgage Trust 2015-C26
1.21%	02/15/48	2,693,495	111,297	(a,b,c)
WFRBS Commercial Mortgage Trust 2012-C10
3.74%	12/15/45	140,000	131,040	(a)
WFRBS Commercial Mortgage Trust 2014-C20
4.38%	05/15/47	214,000	218,180
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	544,000	592,722	(a,b)
			13,058,381

Sovereign Bonds – 0.7%
Government of Chile
2.55%	01/27/32	203,000	218,546	(a)
Government of Mexico
4.60%	02/10/48	202,000	237,283	(a)
Government of Peru
1.86%	12/01/32	75,000	75,923	(a)
2.78%	12/01/60	125,000	126,411	(a)
5.63%	11/18/50	113,000	177,699	(a)
Government of Uruguay
5.10%	06/18/50	117,568	164,671	(a)
			1,000,533

		Principal Amount	Fair Value

Municipal Bonds and Notes – 0.4%
American Municipal Power Inc.
6.27%	02/15/50	$105,000	$149,089	(a)
Board of Regents of the University of Texas System
3.35%	08/15/47	95,000	114,071	(a)
State of California
4.60%	04/01/38	165,000	198,389	(a)
State of Illinois
5.10%	06/01/33	100,000	107,621	(a)
			569,170

Total Bonds and Notes (Cost $131,951,489)			138,055,655
		Number of Shares	Fair Value
Domestic Equity – 0.1%

Preferred Stock – 0.1%
Wells Fargo & Co. 5.85%, 3.09% + 3 month USD LIBOR (Cost $214,450)		8,578	230,319	(a,b)

Total Investments in Securities (Cost $132,165,939)			138,285,974
Short-Term Investments – 15.3%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.05% (Cost $22,791,663)		22,791,663	22,791,663	(f,i)

Total Investments (Cost $154,957,602)			161,077,637

Liabilities in Excess of Other Assets, net – (7.8)%			(11,693,701)

NET ASSETS – 100.0%			$149,383,936

Other Information:

Centrally Cleared Credit Default Swaps

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation/ Depreciation
Sell Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$2,695	5.00%/ Quarterly	06/20/25	$250,108	$(150,342)	$400,450

The Fund had the following long futures contracts open at December 31, 2020:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Long Bond Futures	March 2021	12	$2,080,267	$2,078,250	$(2,017)
Ultra Long-Term U.S. Treasury Bond Futures	March 2021	24	5,183,389	5,125,500	(57,889)
2 Yr. U.S. Treasury Notes Futures	March 2021	41	9,052,616	9,060,039	7,423
					$(52,483)

State Street Active Core Bond Fund

Schedule of Investments	December 31, 2020 (Unaudited)

The Fund had the following short futures contracts open at December 31, 2020:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Notes Futures	March 2021	53	$(7,310,960)	$(7,318,141)	$(7,181)
5 Yr. U.S. Treasury Notes Futures	March 2021	21	(2,643,556)	$(2,649,445)	(5,889)
10 Yr. U.S. Treasury Ultra Futures	March 2021	46	(7,205,116)	(7,192,531)	12,585
					$(485)
					$(52,968)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At December 31, 2020, all or a portion of this security was pledged to cover collateral requirements for futures, swaps and/or TBAs.
(b)

Variable Rate Security - Interest rate shown is rate in effect at December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(c)

Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(d)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (“TBA”) in the future.
(e)

Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(f)	Coupon amount represents effective yield.
(g)	Step coupon bond.
(h)

Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, these securities amounted to $8,572,731 or 5.74% of the net assets of the State Street Active Core Bond Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees .

(i)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of December 31, 2020.
**	Amount is less than $0.50.
*	Less than 0.05%.

Abbreviations:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Security
TBA	To Be Announced

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2020:

Fund	Investments	Level 1	Level 2	Level 3	Total
State Street Active Core Bond Fund	Investments in Securities
	U.S. Treasuries	$—	$23,802,213	$—	$23,802,213
	Agency Mortgage Backed	—	37,119,745	—	37,119,745
	Agency Collateralized Mortgage Obligations	—	837,994	—	837,994
	Asset Backed	—	2,216,685	—	2,216,685
	Corporate Notes	—	59,450,934	—	59,450,934
	Non-Agency Collateralized Mortgage Obligations	—	13,058,381	—	13,058,381
	Sovereign Bonds	—	1,000,533	—	1,000,533
	Municipal Bonds and Notes	—	569,170	—	569,170
	Preferred Stock	230,319	—	—	230,319
	Short-Term Investments	22,791,663	—	—	22,791,663

	Total Investments in Securities	$23,021,982	$138,055,655	$—	$161,077,637

	Other Financial Instruments
	Credit Default Swap Contracts - Unrealized Appreciation	$—	$400,450	$—	$400,450

State Street Active Core Bond Fund

Schedule of Investments	December 31, 2020 (Unaudited)

Long Futures Contracts - Unrealized Appreciation	7,423	—	—	7,423
Long Futures Contracts - Unrealized Depreciation	(59,906)	—	—	(59,906)
Short Futures Contracts - Unrealized Appreciation	12,585	—	—	12,585
Short Futures Contracts - Unrealized Depreciation	(13,070)	—	—	(13,070)

Total Other Financial Instruments	$(52,968)	$400,450	$—	$347,482

Affiliate Table

	Number of Shares Held at 9/30/20	Value At 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	9,155,711	$9,155,711	$33,771,005	$20,135,053	$—	$—	22,791,663	$22,791,663	$2,313

State Street Active Core Bond Fund

Notes to Schedules of Investments	December 31, 2020 (Unaudited)

Security Valuation

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. U.S. generally accepted accounting principles (“U.S. GAAP”) establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

•	Level 1 — Quoted prices for identical investments in active markets.

•

Level 2 — Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

•	Level 3 — Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. SSGA Funds Management, Inc. (“SSGA FM”) performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Futures Contracts

Certain Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.

For the period ended December 31, 2020 the following Funds entered into futures contracts for strategies listed below:

Fund	Strategies
State Street Institutional U.S. Equity Fund	Equitization of Cash
State Street Institutional Premier Growth Equity Fund	Equitization of Cash
State Street Institutional Small-Cap Equity Fund	Equitization of Cash
State Street Institutional International Equity Fund	Equitization of Cash
State Street Active Core Bond Fund	Management of Interest Rate Risk

State Street Active Core Bond Fund

Notes to Schedules of Investments	December 31, 2020 (Unaudited)

Credit Default Swaps

During the period ended December 31, 2020, the State Street Active Core Bond Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Delayed Delivery Transactions and When-Issued Securities

During the period, the State Street Active Core Bond Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or whenissued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

To-Be-Announced Transactions

The State Street Active Core Bond Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.

The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll a Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. A fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.

Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.